Oppenheimer Trinity Core FundSM
6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated January 22, 2001, revised August 3, 2001

This  Statement of Additional  Information  is not a  Prospectus.  This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  January 22, 2001.  It should be read  together  with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by
calling  the  Transfer  Agent  at  the  toll-free  number  shown  above,  or  by
downloading    it   from   the    OppenheimerFunds    Internet   web   site   at
www.oppenheimerfunds.com.

Contents

About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.
This Statement of Additional  Information contains supplemental  information about those policies and risks and the types of securities that the Fund can purchase.  Additional  information is also provided about the strategies  that the Fund may use to try to achieve its objective.

The  Fund's  Investment  Policies.  The  composition  of the  Fund's  portfolio  and the  techniques  and  strategies  that the  Fund's
Sub-Advisor,  Trinity Investment Management Corporation,  can use in selecting portfolio securities may vary over time. The Fund is not required to use the  investment  techniques  and  strategies  described  below at all times in seeking its goal. It may use some of the special  investment  techniques  and  strategies  at some  times  or not at all.  Nonetheless,  when  selecting  the  Fund's  portfolio investments,  the Fund's the Sub-Advisor,  who is retained by the Manager,  OppenheimerFunds,  Inc., typically adheres to the following disciplined, systematic approach, which is more fully described in the Prospectus.

         Each day the New York Stock  Exchange is open for  trading,  the  Sub-Advisor  ranks nearly all of the stocks  comprising  the
Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") according to their relative  valuations.  The Sub-Advisor  determines these  rankings by dividing the S&P 500 Index into 11 broad  economic  sectors  (Appendix  A) and using  specially  selected  valuation models.

         After  identifying the most  undervalued and most overvalued  stocks in the S&P 500 Index, the Sub-Advisor  generally  selects the most undervalued  stocks for the Fund's  portfolio.  In order to diversify the Fund's  portfolio  investments and attempt to reduce overall  portfolio  risk,  the  Sub-Advisor  seeks to align the Fund's  portfolio  investments  with the sector weights of the index 34 industry groups (See Appendix A).

         In selecting stocks for the Fund's  portfolio,  the portfolio  management team, whose members are employed by the Sub-Advisor, primarily uses  value-oriented  investment  analyses.  In using these approaches,  the portfolio  management team looks for stocks that appear to be  temporarily  undervalued,  by various  measures.  The  portfolio  management  team seeks  stocks  having  prices that are relatively low in relation to what the team considers to be their real worth or future  prospects,  with the expectation  that the Fund will realize appreciation in the value of its holdings.

         Some of the measures used to identify undervalued stocks include, among others:
              |_| Dividend Discount,  which calculates the present value of the projected stream of future dividends.  Stocks that sell at discounts to present value are favored.
|_|      Earnings  Momentum,  which is based on the percentage change in trailing  four-quarter  earnings per share over the last three months.
|_|      Cashflow  Plowback,  which seeks high  cashflow  relative to capital  structure  and low  price/cashflow  ratio.  The plowback feature is based on net  cashflow  (cashflow  minus  dividends)  retained by a company  each year and  available  for  reinvestment  or plowback into the business, providing a basis for future growth.
              |_| Price/earnings  Ratio,  which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio  lower  than its  historical  range,  or lower  than the  market as a whole or that of  similar  companies  may offer  attractive investment opportunities.
              |_| Price/book value Ratio,  which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
              |_| Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.

         There is no  assurance  the Fund's stock  selection  strategy  will result in the Fund  achieving  its  objective of long-term capital  growth.  Nor can there be any assurance  that the Fund's  diversification  strategy will actually  reduce the volatility of an investment in the Fund.

         |X| Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund trades its portfolio  securities  during prior fiscal years. For example,  if the Fund sold all of its securities during the year, its portfolio  turnover rate would be 100% or more. The Fund's  portfolio  turnover rate will  fluctuate from year to year. The Fund may have a portfolio  turnover rate of more than
100% annually.  Increased  portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance.  Additionally,  the realization of capital gains from selling portfolio  securities may result in distributions of taxable capital gains to  shareholders,  since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies

         |X| Temporary Defensive  Investments.  For temporary defensive  purposes,  the Fund can invest in repurchase  agreements and a variety of "money market  securities." Money market securities are high-quality,  short-term debt instruments that may be issued by the
U.S. government,  corporations,  banks or other entities.  They may have fixed, variable or floating interest rates. The following is a brief description of the repurchase agreements and the types of money market securities the Fund may invest in.

                  |_| Repurchase Agreements.         The Fund can acquire securities subject to repurchase  agreements.  It might do so for liquidity  purposes to meet  anticipated  redemptions of Fund shares,  or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

         In a  repurchase  transaction,  the Fund buys a  security  from,  and  simultaneously  resells it to, an  approved  vendor for delivery on an  agreed-upon  future  date.  The resale  price  exceeds the  purchase  price by an amount that  reflects an  agreed-upon interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors include U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers  that have been designated as primary dealers in government  securities.  They must meet credit requirements set by the Fund's Board of Trustees from time to time.

         The majority of these  transactions  run from day to day, and delivery  pursuant to the resale  typically occurs within one to five days of the purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to the Fund's  fundamental  policy limits on holding  illiquid  investments.  The Fund cannot  enter into a  repurchase  agreement  that causes more than 10% of its total assets to be subject to  repurchase  agreements  having a maturity  beyond  seven  days.  There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase  agreements,  considered "loans" under the Investment  Company Act, are collateralized by the underlying  security.
The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the value of the collateral must equal or exceed the repurchase price to fully  collateralize  the repayment  obligation.  However,  if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its ability to do so. The  Sub-Advisor  will monitor the vendor's  creditworthiness  to confirm that the vendor is financially sound and will monitor the collateral's value.

                  |_| U.S.  Government  Securities.  These include  obligations issued or guaranteed by the U.S. Treasury or other U.S.
government  agencies  or  corporate  entities  referred to as  "instrumentalities"  of the U.S.  government.  The  obligations  of U.S.
government  agencies or  instrumentalities  in which the Fund may invest may or may not be  guaranteed  or supported by the "full faith and credit" of the United States.  "Full faith and credit" means  generally that the taxing power of the U.S.  government is pledged to the payment of interest  and  repayment  of  principal  on a security.  If a security is not backed by the full faith and credit of the
United States,  the owner of the security must look  principally  to the agency  issuing the obligation for repayment.  The owner might not be able to assert a claim against the United States if the issuing  agency or  instrumentality  does not meet its  commitment.  The
Fund will invest in securities of U.S. government agencies and  instrumentalities  only if the Sub-Advisor is satisfied that the credit risk with respect to such agency or instrumentality is minimal.

                  |_| Bank Obligations.  The Fund may buy time deposits,  certificates of deposit and bankers'  acceptances.  They must be :
o        obligations  issued or guaranteed by a domestic or foreign bank  (including a foreign  branch of a domestic bank) having total assets of at least $1 billion,
o        banker's  acceptances  (which may or may not be supported by letters of credit) only if guaranteed by a U.S.  commercial  bank with total assets of at least U.S. $1 billion.

         The Fund can make time  deposits.  These are  non-negotiable  deposits in a bank for a specified  period of time.  They may be subject to early withdrawal  penalties.  Time deposits that are subject to early withdrawal  penalties are subject to the Fund's limits on illiquid  investments,  unless the time deposit matures in seven days or less. "Banks" include  commercial banks,  savings banks and savings and loan associations.

                  |_| Commercial  Paper. The Fund may invest in commercial  paper, if it is rated within the top two rating  categories of Standard & Poor's and Moody's.  If the paper is not rated,  it may be purchased if issued by a company  having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

         The Fund may buy commercial paper, including U.S.  dollar-denominated  securities of foreign branches of U.S. banks, issued by other  entities if the  commercial  paper is  guaranteed  as to  principal  and interest by a bank,  government  or  corporation  whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

                  |_| Variable  Amount Master Demand Notes.  Master demand notes are corporate  obligations  that permit the investment of  fluctuating  amounts by the Fund at varying  rates of interest  under  direct  arrangements  between the Fund,  as lender,  and the borrower.  They permit daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement,  or to decrease the amount.  The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements  between the lender and borrower,  it is not expected that there will be a trading  market for them.  There is no  secondary  market for these  notes,  although  they are  redeemable  (and thus are  immediately repayable by the  borrower) at principal  amount,  plus accrued  interest,  at any time.  Accordingly,  the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased.  However,  in connection  with such purchases and on an ongoing  basis,  the  Sub-Advisor  will consider the earning  power,  cash flow and other  liquidity  ratios of the issuer,  and its ability to pay principal and interest on demand,  including a situation in which all holders of such notes made demand simultaneously.  Investments in master demand notes are subject to the  limitation on  investments by the Fund in illiquid  securities.
Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

         |X|  Loans of Portfolio  Securities.  To raise cash for  liquidity  purposes,  the Fund can lend its  portfolio  securities to brokers,  dealers and other types of financial  institutions  approved by the Fund's Board of Trustees.  These loans are limited to not more than 10% of the value of the Fund's total assets.  The Fund currently does not intend to engage in loans of securities,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

         There are some risks in  connection  with  securities  lending.  The Fund might  experience  a delay in  receiving  additional collateral  to secure a loan,  or a delay in  recovery  of the  loaned  securities  if the  borrower  defaults.  The Fund must  receive collateral for a loan. Under current applicable  regulatory  requirements  (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government or its agencies or  instrumentalities,  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest on loaned  securities.  It also receives one or more of (a)  negotiated  loan fees, (b) interest on securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of interest may be shared with the borrower.  The Fund may also pay reasonable  finder's,  custodian  and  administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

         |X| Illiquid and Restricted  Securities.  Under the policies and procedures  established by the Fund's Board of Trustees,  the
Manager  determines  the  liquidity  of certain of the Fund's  investments.  Investments  may be illiquid  because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price. A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly until it is registered  under the Securities Act of 1933.

         As a  fundamental  policy,  the Fund will not invest more than 10% of its total assets in illiquid or  restricted  securities, including  repurchase  agreements having a maturity beyond seven days, portfolio securities for which market quotations are not readily available and time deposits that mature in more than 2 days.  Certain  restricted  securities that are eligible for resale to qualified institutional  purchasers,  as described below, may not be subject to that limit. The Manager monitors holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         The Fund has limitations that apply to purchases of restricted  securities,  as stated above.  Those  percentage  restrictions may not apply to purchases of restricted  securities that are eligible for sale to qualified  institutional  purchasers under Rule 144A of the Securities Act of 1933, if those  securities have been determined to be liquid by the Manager under  Board-approved  guidelines.
Those  guidelines take into account the trading  activity for such securities and the  availability  of reliable  pricing  information, among other factors.  If there is a lack of trading  interest in a particular Rule 144A security,  the Fund's holdings of that security may be considered to be illiquid.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those  policies  that the Fund has  adopted  to govern  its investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.  Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         |_|  67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_|  more than 50% of the outstanding shares.

         Policies  described  in the  Prospectus  or this  Statement  of  Additional  Information  are  "fundamental"  only if they are identified  as such.  The  Fund's  Board of  Trustees  can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to  investment  policies  will be described  in  supplements  or updates to the  Prospectus  or this  Statement of
Additional Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

         |X| Does the Fund Have Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

         |_|  The Fund  cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total  assets  would be invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting  securities.  That  restriction applies to 75% of the Fund's total assets.  This  limitation does not apply to securities  issued by the U.S.  government or any of its agencies or instrumentalities or securities of other investment companies.

         |_|  The Fund cannot invest in companies for the purpose of acquiring control or management of them.

         |_|  The Fund  cannot  lend  money.  However,  it can  invest in debt  securities  that the  Fund's  investment  policies  and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

         |_|  The Fund cannot concentrate investments.  That means it cannot invest 25% or more of its total assets in companies in any one industry.  Obligations of the U.S. government,  its agencies and  instrumentalities  are not considered to be part of an "industry"
for the purposes of this restriction.

         |_|  The Fund cannot invest in real estate or in interests in real estate.  However, the Fund can purchase  readily-marketable securities of companies holding real estate or interests in real estate.

         |_|  The Fund  cannot  underwrite  securities  of other  companies.  A  permitted  exception  is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         |_|  The Fund cannot invest in physical  commodities or commodity  contracts.  This does not prohibit the Fund from purchasing or selling options and futures or from buying or selling hedging instruments as permitted by any of its other investment policies.

         |_|  The Fund cannot  borrow  money  except from banks in amounts not in excess of 5% of its assets as a temporary  measure to meet redemptions.

         |_| The Fund  cannot  pledge,  mortgage  or  hypothecate  any of its  assets.  However,  this  does not  prohibit  the  escrow arrangements  contemplated  by the put and call  activities of the Fund or other  collateral or margin  arrangements in connection with any of the hedging instruments permitted by any of its other policies.

         |_| The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which assets of the Fund are  designated  as  segregated,  or  margin,  collateral  or  escrow  arrangements  are  established,  to cover  the  related obligations.  Examples of those activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the  Prospectus  or this  Statement  of  Additional  Information  states that a  percentage  restriction  applies on an on-going  basis,  it applies only at the time the Fund makes an investment  with the exception of the borrowing  policy.  The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         |X| Does the Fund Have Additional Restrictions That Are Not "Fundamental" Policies?

         The Fund has  additional  operating  policies  that are not  "fundamental,"  and which can be changed by the Board of Trustees without shareholder approval.

         |_| The Fund can invest all of its assets in the  securities  of a single  open-end  management  investment  company for which the Manager,  one of its subsidiaries or a successor is the investment  advisor or sub-advisor.  That fund must have  substantially the same fundamental investment objective, policies and limitations as the Fund.

         For purposes of the Fund's policy not to concentrate  its  investments as described  above,  the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. That is not a fundamental policy.

How the Fund Is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May 1999.

         The Fund is governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of  shareholders  under
Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Fund's activities,  review its performance,  and review the actions of the Manager and  Sub-Advisor.  Although the Fund will not normally hold annual meetings of its  shareholders,  it may hold shareholder  meetings from time to time on important  matters,  and shareholders  have the right to call a meeting to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

         |_|  Classes of Shares. The Board of Trustees has the power,  without shareholder  approval,  to divide unissued shares of the
Fund into two or more classes.  The Board has done so, and the Fund  currently  has five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment portfolio. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different  from  interests of another  class,
              and
o        votes as a class on matters that affect that class alone.

         Shares are freely  transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional  shares voting  proportionally  on matters  submitted to the vote of  shareholders.  Each share of the Fund  represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         The Trustees are  authorized to create new series and classes of shares.  The Trustees may reclassify  unissued  shares of the
Fund into  additional  series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate  beneficial  interest of a shareholder  in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.
         |_| Meetings of  Shareholders.  As a  Massachusetts  business  trust,  the Fund is not required to hold,  and does not plan to hold,  regular annual  meetings of  shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other  applicable  law.  It will also do so when a  shareholder  meeting  is called  by the  Trustees  or upon  proper  request  of the shareholders.

         Shareholders have the right,  upon the declaration in writing or vote of two-thirds of the outstanding  shares of the Fund, to remove a Trustee.  The Trustees  will call a meeting of  shareholders  to vote on the removal of a Trustee upon the written  request of the record holders of 10% of its  outstanding  shares.  If the Trustees  receive a request from at least 10  shareholders  stating that they wish to  communicate  with other  shareholders  to request a meeting to remove a Trustee,  the Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.
The  shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at
$25,000 or more or  constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less.  The Trustees may also take other action as permitted by the Investment Company Act.

         |_|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust  contains an express  disclaimer of shareholder or
Trustee  liability for the Fund's  obligations.  It also provides for  indemnification  and reimbursement of expenses out of the Fund's property for any shareholder held personally  liable for its obligations.  The Declaration of Trust also states that upon request,  the
Fund shall assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Fund  shareholder  will incur  financial  loss from being held liable as a  "partner"  of the Fund is limited to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

         The Fund's  contractual  arrangements  state that any person doing  business with the Fund (and each  shareholder of the Fund)
agrees under its  Declaration of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings  with the Fund.  Additionally,  the  Trustees  shall have no personal  liability to any such person,  to the extent permitted by law.  Trustees and Officers of the Fund. The Fund's  Trustees and officers and their  principal  occupations  and business affiliations  and occupations  during the past five years are listed below.  Trustees  denoted with an asterisk (*) below are deemed to be "interested  persons" of the Fund under the  Investment  Company Act. All of the Trustees are trustees or directors of the following
New York-based Oppenheimer funds:1

Oppenheimer California Municipal Fund                         Oppenheimer International Small Company Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                    Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                              Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                        Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                                   Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                       Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                       Oppenheimer U.S. Government Trust
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer International Growth Fund

         Ms. Macaskill and Messrs.  Spiro,  Donohue,  Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other
New York-based Oppenheimer funds as with the Fund.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey Partners,  L.P.  (investment  partnership)  (since 1982) and Chairman of Avatar Holdings,  Inc. (real estate development).

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 75.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following  positions:  Chairman Emeritus (August 1991 - August 1999),  Chairman (November 1987 - January 1991) and
a director (January 1969 - August 1999) of the Manager; President and Director of OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January 1992).

Bridget A. Macaskill*, President and Trustee; Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman  (since August 2000),  Chief  Executive  Officer (since  September  1995) and a director (since December 1994) of the Manager;
President  (since  September 1995) and a director (since October 1990) of Oppenheimer  Acquisition  Corp., the Manager's parent holding company;  President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments,  Inc., an investment adviser subsidiary  of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.  (since  August 1994) and  Shareholder  Financial
Services,  Inc. (since September  1995),  transfer agent  subsidiaries of the Manager;  President (since September 1995) and a director
(since  November  1989) of  Oppenheimer  Partnership  Holdings,  Inc., a holding  company  subsidiary  of the Manager;  President and a director (since October 1997) of  OppenheimerFunds  International  Ltd., an offshore fund  management  subsidiary of the Manager and of
Oppenheimer  Millennium  Funds plc; a director of HarbourView  Asset Management  Corporation  (since July 1991) and of Oppenheimer Real
Asset  Management,  Inc.  (since  July  1996),  investment  adviser  subsidiaries  of the  Manager;  a director  (since  April 2000) of
OppenheimerFunds  Legacy Program, a charitable trust program  established by the Manager;  a director of Prudential  Corporation plc (a
U.K.  financial service company);  President and a trustee of other Oppenheimer  funds;  formerly President of the Manager (June 1991 -
August 2000).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other  Oppenheimer  funds.  Formerly he held the following  positions:  Vice Chairman (October 1995 - December
1997) and Executive Vice President  (December 1977 - October 1995) of the Manager;  Executive Vice President and a director (April 1986
- October 1995) of HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The Director of the  Institute  for  Advanced  Study,  Princeton,  N.J.  (since 1991) and a member of the National  Academy of Sciences
(since  1979);  formerly  (in  descending  chronological  order) a director of Bankers  Trust  Corporation,  Provost and  Professor  of
Mathematics at Duke University,  a director of Research Triangle  Institute,  Raleigh,  N.C., and a Professor of Mathematics at Harvard
University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural  historian;  a trustee of the Freer Gallery of Art (Smithsonian  Institute),  Executive  Committee of Board of
Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion  Resources,  Inc.  (electric  utility holding  company),  Dominion  Energy,  Inc.  (electric power and oil & gas producer),  and Prime Retail,  Inc. (real estate investment  trust);  formerly  President and Chief Executive Officer of The Conference
Board, Inc.  (international  economic and business  research) and a director of Lumbermens Mutual Casualty Company,  American Motorists
Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of  Municipal  Assistance  Corporation  for the City of New York;  Senior  Fellow of Jerome  Levy  Economics  Institute,  Bard
College;  a director of RBAsset (real estate manager);  a director of OffitBank;  Trustee,  Financial  Accounting  Foundation (FASB and
GASB);  President,  Baruch College of the City University of New York; formerly New York State Comptroller and trustee,  New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 69.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman  of The  Directorship  Search  Group,  Inc.  (corporate  governance  consulting  and  executive  recruiting);  a  director  of
Professional  Staff  Limited (a U.K.  temporary  staffing  company);  a life trustee of  International  House  (non-profit  educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel,  Hogan & Hartson (a Washington,  D.C. law firm). Other directorships:  Allied Zurich Pl.c; ConAgra,  Inc.; FMC Corporation;
Farmers Group Inc.; Oppenheimer Funds; Texas Instruments Incorporated; Weyerhaeuser Co. and Zurich Allied AG.

Andrew J. Donohue, Secretary; Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive  Vice President  (since January 1993),  General  Counsel (since October 1991) and a director  (since  September  1995) of the
Manager;  Executive Vice President and General Counsel (since  September 1993) and a director (since January 1992) of  OppenheimerFunds
Distributor,  Inc.;  Executive Vice President,  General Counsel and a director (since  September 1995) of HarbourView  Asset Management
Corporation,  Shareholder Services,  Inc.,  Shareholder  Financial Services,  Inc. and Oppenheimer  Partnership Holdings,  Inc., of OFI
Private  Investments,  Inc.  (since March  2000),  and of  Oppenheimer  Trust  Company  (since May 2000);  President  and a director of
Centennial Asset Management  Corporation (since September 1995) and of Oppenheimer Real Asset Management,  Inc. (since July 1996); Vice
President and a director  (since  September  1997) of  OppenheimerFunds  International  Ltd. and  Oppenheimer  Millennium  Funds plc; a
director (since April 2000) of  OppenheimerFunds  Legacy Program;  General Counsel (since May 1996) and Secretary (since April 1997) of
Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer and Principal Financial and Accounting Officer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer  (since March 1999) of the Manager;  Treasurer  (since March 1999) of HarbourView  Asset Management
Corporation,  Shareholder Services,  Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder  Financial Services,  Inc. and
Oppenheimer  Partnership  Holdings,  Inc., of OFI Private  Investments,  Inc. (since March 2000) and of OppenheimerFunds  International
Ltd. and  Oppenheimer  Millennium  Funds plc (since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of Oppenheimer
Trust  Company;  Assistant  Treasurer  (since  March  1999)  of  Oppenheimer  Acquisition  Corp.  and of  Centennial  Asset  Management
Corporation;  an officer of other Oppenheimer funds;  formerly  Principal and Chief Operating  Officer,  Bankers Trust Company - Mutual
Fund Services Division (March 1995 - March 1999);  Vice President and Chief Financial Officer of CS First Boston Investment  Management
Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior  Vice  President  (since May 1985) and  Associate  General  Counsel  (since May 1981) of the  Manager;  Assistant  Secretary  of
Shareholder  Services,  Inc.  (since  May  1985),  Shareholder  Financial  Services,  Inc.  (since  November  1989);   OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the  Manager/Mutual  Fund Accounting (since May 1996); an officer of other Oppenheimer  funds;  formerly an Assistant
Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996);  Assistant Treasurer of Oppenheimer  Millennium Funds plc (since
October 1997);  an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting
(April 1994 - May 1996), and a Fund Controller of the Manager.

         |X|  Remuneration of Trustees.  The officers of the Fund and certain  Trustees of the Fund (Ms.  Macaskill) who are affiliated with the Manager  receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2000. The compensation  from all of the New York-based  Oppenheimer funds  (including the Fund)  represents  compensation  received as a director,  trustee or member of a committee of the boards of those funds during the calendar year 1999.

---------------------------------------------------------------------------------------------------------------------
                                                                                                   Total
                                                                      Retirement                Compensation
                                                                       Benefits                   from all
                                             Aggregate             Accrued as Part             New York based
Trustee's Name                             Compensation                of Fund                  Oppenheimer
and Other Positions                          from Fund                 Expenses              Funds (29 Funds)2
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Leon Levy                                       $21                       $0                      $166,700
Chairman
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Donald W. Spiro                                 $5                        $0                      $10,250
Vice Chairman
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Robert G. Galli 3                               $10                       $0                      $177,715
Study Committee Member
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Phillip Griffiths 4                             $4                        $0                       $5,125
Trustee
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Benjamin Lipstein
Study Committee Chairman,                       $17                       $0                      $144,100
Audit Committee Member
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Elizabeth B. Moynihan                           $12                       $0                      $101,500
Study Committee Member
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Kenneth A. Randall                              $11                       $0                      $93,100
Audit Committee Member
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Edward V. Regan
Proxy Committee Chairman, Audit                 $11                       $0                      $92,100
Committee Member
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, Jr.                        $8                        $0                      $68,900
Proxy Committee Member
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Clayton K. Yeutter 5                            $7                        $0                      $51,675
Proxy Committee Member
---------------------------------------------------------------------------------------------------------------------

1. Aggregate compensation includes fees deferred compensation,  if any, and retirement plan benefits occurred for a trustee.  Effective
January 1, 2000, Pauline Trigere resigned as a Trustee of the Fund.
2. For the 1999 calendar year.
3. Calendar year 1999 figures include compensation from the Oppenheimer New York, Quest and Rochester funds.
4. Includes $4 deferred under Deferred Compensation Plan described below.
5. Includes $1 deferred under Deferred Compensation Plan described below.

         |X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that  provides for payments to retired  Trustees.
Payments  are up to 80% of the average  compensation  paid during a Trustee's  five years of service in which the highest  compensation was  received.  A Trustee must serve as trustee for any of the New  York-based  Oppenheimer  funds for at least 15 years to be eligible for the maximum payment.  Each Trustee's  retirement benefits will depend on the amount of the Trustee's future compensation and length of service.  Therefore  the amount of those  benefits  cannot be  determined  at this time,  nor can we estimate the number of years of credited service that will be used to determine those benefits.

         |X|  Deferred  Compensation  Plan  for  Trustees.  The  Board  of  Trustees  has  adopted  a  Deferred  Compensation  Plan for disinterested  trustees  that  enables  them to elect to defer  receipt  of all or a portion of the annual  fees they are  entitled  to receive from the Fund. Under the plan, the compensation  deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Trustee.  The amount paid to the Trustee under the plan is determined based upon the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially  affect the Fund's assets,  liabilities or net income per share.
The plan will not  obligate  the Fund to retain the  services  of any Trustee or to pay any  particular  level of  compensation  to any
Trustee.  Pursuant to an Order issued by the  Securities  and  Exchange  Commission,  the Fund may invest in the funds  selected by the
Trustee under the plan without  shareholder  approval for the limited  purpose of determining  the value of the Trustee's  deferred fee account.

         |X| Major  Shareholders.  As of December 21,  2000,  the only persons who owned of record or who were known by the Fund to own beneficially  5% or more of the Fund's  outstanding  Class A, Class B, Class C, Class N and Class Y shares were: (1)  OppenheimerFunds,
Inc.,  c/o VP  Financial  Analysis,  6803 S.  Tucson Way,  Englewood,  Colorado  80112-3924,  which  owned  210,000.000  Class A shares
(representing  approximately 31.92% of the Class A shares  then-outstanding);  (2) Stuart-Dean Co. Inc., 401K Savings & PR SH PL, Attn.
John Bandelt,  366 10th Ave., New York, New York 10001-1413,  which owned 41,895.454 Class A shares  (representing  approximately 6.36%
of the Class A shares  then-utstanding);  (3) RPSS TR IRA, FBO Julie M. Schauer,  2820 Pamela Ct., Minden,  Nevada 89423-9213 who owned
37,371.503 Class B shares (representing  approximately 20.13% of the Class B shares then-outstanding);  (4) MLPF&S for the sole benefit of its customers,  ATTN FUND ADMN/#, 4800 Deer Lake Dr. E FL 3, Jacksonville,  Florida 32246-6484 which owned 29,970.000 Class C shares
(representing  approximately  29.90%  of the  Class C shares  then-outstanding);  (5)  First  Trust  Corp TR IRA,  FBO  Jean F.  Ellis,
#609821-0001,  PO Box 173301,  Denver,  Colorado 80217-3301 which owned 14,327.438 Class C shares (representing  approximately 9.99% of the Class C shares  then-outstanding)  and (6) New York Yacht Club Pension Plan,  6801 S. Tucson Way,  Englewood,  Colorado  80112-3924
which owned 27,459.306 Class Y shares (representing approximately 99.63% of the Class Y shares then-outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts  Mutual Life
Insurance Company.

         |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees,  including portfolio managers,  that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include persons with knowledge of the investments and investment  intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including securities  that may be purchased or held by the Fund,  subject to a number of restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's  registration  statement filed with the Securities and Exchange  Commission and can be reviewed  and copied at the SEC's Public  Reference  Room in  Washington,  D.C.  You can obtain  information  about the hours of operation  of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the
Fund's  registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet  web site at  http://www.sec.gov.  Copies may be obtained,  after paying a duplicating fee, by electronic  request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
         |_|  The Investment  Advisory  Agreement.  The Manager provides  investment advisory and management services to the Fund under an  investment  advisory  agreement  between the Manager and the Fund.  The Manager  handles the Fund's  day-to-day  business,  and the agreement permits the Manager to enter into sub-advisory  agreements with other registered  investment  advisors to obtain  specialized services for the Fund, as long as the Fund is not obligated to pay any  additional  fees for those  services.  The Manager has retained the Sub-Advisor pursuant to a separate  Sub-Advisory  Agreement,  described below, under which the Sub-Advisor buys and sells portfolio securities for the Fund. The members of the portfolio  management  team of the Fund are employed by the Sub-Advisor and are the persons principally responsible for the day-to-day management of the Fund's portfolio, as described below.

      The investment  advisory  agreement  between the Fund and the Manager requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities  and  equipment.  It also requires the Manager to provide and supervise the  activities of all administrative  and clerical personnel required to provide effective  administration for the Fund. Those  responsibilities  include the compilation  and  maintenance  of records  with  respect to its  operations,  the  preparation  and filing of  specified  reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays  expenses not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory  agreement  lists examples of expenses paid by the Fund. The major categories  relate to calculation of the Fund's net asset values per share,  interest, taxes,  brokerage  commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian and transfer agent  expenses,  share issuance costs,  certain printing and registration costs and non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative  proportion of the Fund's net assets  represented by that class.

--------------------------------------- ----------------------------------------
                                       Management Fees Paid to OppenheimerFunds,
Fiscal Year Ended:                               Inc.
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
7/31/001                                  $31,905
--------------------------------------- ----------------------------------------
1. For the period from 9/1/99 (commencement of operations).

         The investment  advisory  agreement  states that in the absence of willful  misfeasance,  bad faith,  gross  negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss the fund sustains for any investment,  adoption of any investment  policy,  or the purchase,  sale or retention of any security.

         The  agreement  permits the Manager to act as  investment  advisor for any other person,  firm or  corporation  and to use the names  "Oppenheimer" and "Trinity" in connection with other investment  companies for which it may act as investment advisor or general distributor.  If the Manager shall no longer act as investment  advisor to the Fund,  the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Trinity" as part of its name.

The  Sub-Advisor.  The  Sub-Advisor is a wholly-owned  subsidiary of Oppenheimer  Acquisition  Corp., a holding  company  controlled by
Massachusetts Mutual Life Insurance Company. The Manager and the Sub-Advisor are affiliates.

         |_|  The Sub-Advisory  Agreement.  Under the Sub-Advisory  Agreement between the Manager and the Sub-Advisor,  the Sub-Advisor shall  regularly  provide  investment  advice  with  respect to the Fund and invest and  reinvest  cash,  securities  and the  property comprising the assets of the Fund.  Under the Sub-Advisory  Agreement,  the Sub-Advisor  agrees not to change the portfolio  management team of the Fund without the written  approval of the Manager.  The Sub-Advisor  also agrees to provide  assistance in the distribution and marketing of the Fund.

         Under the  Sub-Advisory  Agreement,  the Manager  pays the  Sub-Advisor  an annual fee in monthly  installments,  based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory  Agreement is paid by the Manager,  not by the Fund.  The fee declines on  additional  assets as the Fund grows:  0.25% of the first $150 million of average  annual net assets of the Fund, 0.17% of the next $350 million, and 0.14% of average annual net assets in excess of $500 million.

         The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Advisor shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under
the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement and the Sub-Advisory  Agreement.  One of the duties of the Sub-Advisor under the Sub-Advisory  Agreement is to arrange the portfolio  transactions for the Fund. The Fund's investment  advisory  agreement with the
Manager and the Sub-Advisory  Agreement contain provisions  relating to the employment of broker-dealers to effect the Fund's portfolio transactions.  The Manager and the Sub-Advisor are authorized to employ  broker-dealers,  including  "affiliated" brokers, as that term is defined in the Investment  Company Act. They may employ  broker-dealers  that, in their best judgment based on all relevant factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the "best execution" of the Fund's  portfolio  transactions.
Among other things, "best execution" means prompt and reliable execution at the most favorable price obtainable.

         The Manager and the Sub-Advisor need not seek competitive  commission bidding.  However,  they are expected to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

         The Manager and the Sub-Advisor may select brokers (other than  affiliates) that provide  brokerage  and/or research  services for the Fund and/or the other  accounts  over which the  Manager,  the  Sub-Advisor  or their  respective  affiliates  have  investment discretion.  The  commissions  paid to such  brokers  may be higher than  another  qualified  broker  would  charge,  if the Manager or
Sub-Advisor,  as applicable,  makes a good faith  determination  that the commission is fair and reasonable in relation to the services provided.  Subject to those  considerations,  as a factor in selecting brokers for the Fund's portfolio  transactions,  the Manager and the  Sub-Advisor  may also consider  sales of shares of the Fund and other  investment  companies for which the Manager or an affiliate serves as investment advisor.

      The Sub-Advisory  Agreement permits the Sub-Advisor to enter into "soft-dollar"  arrangements through the agency of third parties to obtain  services for the Fund.  Pursuant to these  arrangements,  the Sub-Advisor  will undertake to place  brokerage  business with broker-dealers  who pay third parties that provide  services.  Any such  "soft-dollar"  arrangements  will be made in  accordance  with policies adopted by the Board of the Trust and in compliance with applicable law.

Brokerage  Practices Followed by the Manager.  Brokerage for the Fund is allocated subject to the provisions of the investment advisory agreement and the Sub-Advisory agreement and the procedures and rules described above.  Generally,  the Sub-Advisor's portfolio traders allocate brokerage based upon recommendations  from the Fund's portfolio  management team. In certain instances,  the team may directly place trades and allocate brokerage. In either case, the Sub-Advisor's executive officers supervise the allocation of brokerage.

         Transactions  in securities  other than those for which an exchange is the primary market are generally  done with  principals or market makers.  In transactions  on foreign  exchanges,  the Fund may be required to pay fixed  brokerage  commissions and therefore would not have the  benefit of  negotiated  commissions  available  in U.S.  markets.  Brokerage  commissions  are paid  primarily  for transactions  in listed  securities or for certain  fixed-income  agency  transactions  in the secondary  market.  Otherwise  brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

       The Sub-Advisor  serves as investment  manager to a number of clients,  including  other  investment  companies,  and may in the future  act as  investment  manager  or advisor  to  others.  It is the  practice  of the  Sub-Advisor  to  allocate  purchase  or sale transactions  among the Fund and other clients  whose assets it manages in a manner it deems  equitable.  In making those  allocations, the  Sub-Advisor  considers  several main  factors,  including the  respective  investment  objectives,  the relative size of portfolio holdings of the same or comparable  securities,  the availability of cash for investment,  the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolio of the Fund and other client's accounts.

       When orders to  purchase or sell the same  security on  identical  terms are placed by more than one of the funds  and/or  other advisory accounts managed by the Sub-Advisor or its affiliates,  the transactions are generally  executed as received,  although a fund or advisory  account that does not direct  trades to a specific  broker  (these are called "free  trades")  usually will have its order executed  first.  Orders placed by accounts that direct trades to a specific  broker will  generally be executed after the free trades.
All orders  placed on behalf of the Fund are  considered  free  trades.  However,  having an order  placed first in the market does not necessarily  guarantee  the most  favorable  price.  Purchases are combined  where  possible for the purpose of  negotiating  brokerage commissions.  In some cases that  practice  might have a  detrimental  effect on the price or volume of the  security  in a  particular transaction for the Fund.

      Purchases of portfolio  securities from  underwriters  include a commission or concession paid by the issuer to the  underwriter.
Purchases  from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

      The investment  advisory  agreement and the Sub-Advisory  agreement permit the Manager and the Sub-Advisor to allocate  brokerage for  research  services.  The  research  services  provided by a  particular  broker may be useful only to one or more of the  advisory accounts of the  Sub-Advisor and its affiliates.  The investment  research  received for the commissions of those other accounts may be useful both to the Fund and one or more of the  Sub-Advisor's  other accounts.  Investment  research may be supplied to the Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment  research  services  include  information  and analysis on particular  companies  and  industries as well as market or economic trends and portfolio  strategy,  market  quotations for portfolio  evaluations,  information  systems,  computer  hardware and similar products and services.  If a research  service also assists the Sub-Advisor in a non-research  capacity (such as bookkeeping or other  administrative  functions),  then only the percentage or component that provides assistance to the Sub-Advisor in the investment decision-making process may be paid in commission dollars.

      The research  services  provided by brokers broadens the scope and supplements the research  activities of the Sub-Advisor.  That research provides  additional views and comparisons for  consideration,  and helps the Sub-Advisor to obtain market information for the valuation of securities that are either held in the Fund's  portfolio or are being  considered for purchase.  The Sub-Advisor  provides information  to the  Manager  and the  Board  about the  commissions  paid to  brokers  furnishing  such  services,  together  with the
Sub-Advisor's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

------------------------------------ -------------------------------------------
Period Ended 7/31:                 Total Brokerage Commissions Paid by the Fund2
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
20001                                            $11,7673
------------------------------------ -------------------------------------------
         1. For the period from 9/1/99 (commencement of operations).
         2. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
         3. In the period ended 7/31/00, the amount of transactions  directed to brokers for research services was $426,039 and the amount of the commissions paid to broker-dealers for those services was $596.

Distribution and Service Plans

The Distributor.  Under its General Distributor's  Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous  public  offering of shares of the Fund's Class A, Class B, Class C, Class N and Class Y shares.  The Distributor is not obligated to sell a specific number of shares.  Expenses  normally  attributable to sales are borne by the Distributor.  Class N shares were not publicly offered during the period shown below.

         The  compensation  paid to (or retained by) the Distributor  from the sale of shares or on the redemption of shares during the
Fund's three most recent fiscal years is shown in the table below.

-------------- --------------------- ------------------- -------------------- -------------------- --------------------
   Period           Aggregate          Class A Front-        Concessions          Concessions          Concessions
                    Front-End            End Sales           on Class A           on Class B           on Class C
                  Sales Charges           Charges              Shares               Shares               Shares
    Ended           on Class A          Retained by          Advanced by          Advanced by          Advanced by
    7/31:             Shares            Distributor*         Distributor          Distributor          Distributor
-------------- --------------------- ------------------- -------------------- -------------------- --------------------
-------------- --------------------- ------------------- -------------------- -------------------- --------------------
    2000             $34,708              $11,659              $11,312              $33,629              $7,704
-------------- --------------------- ------------------- -------------------- -------------------- --------------------
*Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

---------------- ------------------------------- -------------------------------- ----------------------------------
    Period                  Class A                          Class B                           Class C
                      Contingent Deferred              Contingent Deferred            Contingent Deferred Sales
     Ended           Sales Charges Retained          Sales Charges Retained              Charges Retained by
     7/31                by Distributor                  by Distributor                      Distributor
---------------- ------------------------------- -------------------------------- ----------------------------------
---------------- ------------------------------- -------------------------------- ----------------------------------
     2000                      $0                             $456                              $148
---------------- ------------------------------- -------------------------------- ----------------------------------

         For  additional  information  about  distribution  of the  Fund's  shares,  including  fees  and  expenses,  please  refer  to
"Distribution and Service Plans," below.

Distribution  and Service Plans.  The Fund has adopted a Service Plan for Class A shares and  Distribution  and Service Plans for Class
B, Class C and Class N shares under Rule 12b-1 of the Investment  Company Act. Under those plans the Fund pays the  Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

         Each plan has been approved by a vote of the Board of Trustees,  including a majority of the  Independent  Trustees2,  cast in person at a meeting  called for the purpose of voting on that plan.  The  shareholder  vote for the Service Plan for Class A shares and the  Distribution  and  Service  Plans for Class B and Class C shares was cast by the  Manager as the sole  initial  holder of Class A,
Class B and Class C shares of the Fund.

         Under the plans,  the Manager and the  Distributor  may make payments to affiliates,  in their sole  discretion,  from time to time,  and may use their own  resources to make payments to brokers,  dealers or other  financial  institutions  for  distribution  and administrative  services  they  perform,  at no cost to the Fund to make those  payments.  The  Manager  may use its  profits  from the advisory fee it receives from the Fund. In their sole  discretion,  the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the Fund's Board of Trustees and its Independent  Trustees  specifically  vote annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees must approve all material  amendments to a plan. An amendment to increase materially  the amount of payments to be made under a plan must be approved by  shareholders  of the class  affected by the  amendment.
Because  Class B shares of the Fund  automatically  convert into Class A shares,  the Fund must obtain the approval of both Class A and
Class B shareholders  for a proposed  material  amendment to the Class A Plan that would materially  increase  payments under the Plan.
That approval must be by a "majority"  (as defined in the  Investment  Company Act) of the shares of each class,  voting  separately by class.

         While the Plans are in effect,  the Treasurer of the Fund shall provide  separate written reports on the plans to the Board of
Trustees at least  quarterly for its review.  The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each Plan  states  that  while it is in  effect,  the  selection  and  nomination  of those  Trustees  of the Fund who are not
"interested persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

         |_|  Class A Service Plan Fees.  Under the Class A service plan, the Distributor  currently uses the fees it receives from the
Fund to pay brokers,  dealers and other  financial  institutions  (they are  referred to as  "recipients")  for  personal  services and account maintenance  services they provide for their customers who hold Class A shares. The services include,  among others,  answering customer inquiries about the Fund,  assisting in establishing and maintaining  accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor.  The Class A service plan permits  reimbursements to the  Distributor  at a rate of up to 0.25% of  average  annual  net assets of Class A shares.  While the plan  permits  the Board to authorize  payments to the Distributor to reimburse  itself for services under the plan, the Board has not yet done so. The Distributor makes  payments to plan  recipients  quarterly at an annual rate not to exceed  0.25% of the average  annual net assets  consisting  of
Class A shares held in the accounts of the recipients or their customers.

         For the fiscal year ended July 31,  2000,  payments  made under the Class A Plan  totaled  $4,334 all of which was paid by the
Distributor to recipients that included $706 paid to an affiliate of the Distributor's  parent company.  Any unreimbursed  expenses the
Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years. The Distributor may not use payments  received under the Class A Plan to pay any of its interest  expenses,  carrying  charges,  or other  financial  costs, or allocation of overhead.

         |_|  Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan,  service fees and distribution fees are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular business day during the period.  The Class B, Class C and Class N plans provide for the  Distributor  to be  compensated  at a flat rate whether the Distributor's  distribution  expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that  recipients  provide in return for service fees are similar to the services  provided under the Class A service plan, described above.

         The Class B, Class C and Class N Plans permit the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients  the service fee on a quarterly  basis,  without  payment in advance.  However,  the  Distributor  currently intends to pay the  service  fee to  recipients  in advance  for the first  year after the shares are  purchased.  After the first year shares are outstanding,  the Distributor makes service fee payments  quarterly on those shares. The advance payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance  service fee payment.  If Class B, Class C or
Class N shares are  redeemed  during the first year after their  purchase,  the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.  In cases where the  Distributor is the broker of record for Class B and Class C shares,  i.e.  shareholder  without the services of a broker  directly invests in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B and Class C shares.

         The  asset-based  sales  charge and service  fees  increase  Class B and Class C expenses by 1.00% and the  asset-based  sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

         The Distributor  retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are  outstanding.  It pays the  asset-based  sales charge as an ongoing concession  to the  recipient  on  Class C  shares  outstanding  for a year or  more.  If a dealer  has a  special  agreement  with the
Distributor,  the  Distributor  will pay the Class B, Class C or Class N service  fee and the  asset-based  sales  charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

         The  asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the  asset-based  sales charges to the  Distributor  for its  services  rendered  in  distributing  Class B,  Class C and Class N  shares.  The  payments  are made to the
Distributor in recognition that the Distributor:
o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.

         The  Distributor's  actual  expenses in selling  Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or
Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue  payments of the asset-based  sales charge to the  Distributor  for  distributing  shares before the plan was terminated.  The plans allow for the  carry-forward  of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

  -----------------------------------------------------------------------------------------------------------------
                       Distribution Fees Paid to the Distributor in the Period Ended 7/31/00*
  -----------------------------------------------------------------------------------------------------------------
  ------------------------ ------------------- -------------------- ---------------------- ------------------------
  Class:                         Total               Amount             Distributor's           Distributor's
                                                                          Aggregate             Unreimbursed
                                                                        Unreimbursed            Expenses as %
                                Payments           Retained by            Expenses              of Net Assets
                               Under Plan          Distributor           Under Plan               of Class
  ------------------------ ------------------- -------------------- ---------------------- ------------------------
  ------------------------ ------------------- -------------------- ---------------------- ------------------------
  Class B Plan                   $3,507              $3,265                $37,105                  3.20%
  ------------------------ ------------------- -------------------- ---------------------- ------------------------
  ------------------------ ------------------- -------------------- ---------------------- ------------------------
  Class C Plan                   $2,923              $2,632                $11,972                  1.21%
  ------------------------ ------------------- -------------------- ---------------------- ------------------------
*Class N shares were not offered for sale during the Fund's fiscal year ended 7/31/00.

         All payments under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the Conduct Rules of the
National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety of terms to  illustrate  its  investment  performance.  Those terms include  "cumulative  total return,"  "average annual total return," "average annual total return at net asset value" and "total return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  You can obtain  current  performance information  by calling  the  Fund's  Transfer  Agent at  1-800-525-7048  or by  visiting  the  OppenheimerFunds  Internet  web site at
http://www.oppenheimerfunds.com.

         The Fund's  illustrations  of its  performance  data in  advertisements  must comply with rules of the Securities and Exchange
Commission.  Those rules  describe  the types of  performance  data that may be used and how it is to be  calculated.  In general,  any advertisement  by the Fund of its performance  data must include the average annual total returns for the advertised class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and 10-year  periods (or the life of the class,  if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.  However,  a number of factors should be considered before using the Fund's  performance  information as a basis for comparison with other investments:
         |_|  Total returns  measure the  performance  of a hypothetical  account in the Fund over various  periods and do not show the performance of each shareholder's  account.  Your account's performance will vary from the model performance data if your dividends  are received in cash,  or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.
         |_|  An investment in the Fund is not insured by the FDIC or any other government agency.
|_|      The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
|_|      The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
|_|      When an investor's shares are redeemed, they may be worth more or less than their original cost.
|_|      Total  returns  for any given  past  period  represent  historical  performance  information  and are not,  and  should not be considered, a prediction of future returns.

         The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The total returns of each class of shares of the Fund are affected by market conditions,  the quality of the Fund's investments,  the maturity of debt investments,  the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X|  Total Return Information.  There are different types of "total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period,  assuming that all dividends and capital gains distributions  are  reinvested  in  additional  shares  and that the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total return measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating  total returns for Class A shares,  the current  maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial  investment ("P") (unless the return is shown without sales charge, as described below).  For Class
B shares,  payment of the  applicable  contingent  deferred  sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares,  the 1% contingent  deferred sales charge is deducted for returns for the 1-year period.
There is no sales charge on Class Y shares.

                  |_| Average  Annual Total Return.  The "average  annual total return" of each class is an average  annual  compounded rate of return for each year in a specified  number of years.  It is the rate of return based on the change in value of a  hypothetical initial  investment  of $1,000  ("P" in the  formula  below)  held for a number of years  ("n" in the  formula)  to  achieve  an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                               ERV -1 = Average Annual Total Return
                        ---------------
                                P

                  |_| Cumulative  Total  Return.  The  "cumulative  total  return"  calculation  measures  the  change  in  value  of a hypothetical  investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                               ERV-P = Total Return
                        ---------------
                                P

                  |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative  or an average  annual total return "at net asset value" (without  deducting sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a  hypothetical  investment in that class of shares  (without  considering  front-end or  contingent  deferred  sales  charges) and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------
                              The Fund's Total Returns for the Periods Ended 07/31/001
----------------------------------------------------------------------------------------------------------------------
-------------- ------------------------- -----------------------------------------------------------------------------
  Class of     Cumulative        Total                           Average Annual Total Returns
   Shares      Returns  (10  Years  or
               Life of Class)
-------------- ------------------------- -----------------------------------------------------------------------------
-------------- ------------------------- ------------------------- ------------------------- -------------------------
                                                  1-Year              5-Year (or life of       10 Year (or life of
                                                                            class)                    class)
-------------- ------------------------- ------------------------- ------------------------- -------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
               After        Without      After        Without      After        Without      After        Without
               Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
               Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class A        -2.75%*      3.18%*           N/A          N/A          N/A          N/A          N/A          N/A
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class B        -2.69%*      2.31%*           N/A          N/A          N/A          N/A          N/A          N/A
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class C        1.40%*       2.40%*           N/A          N/A          N/A          N/A          N/A          N/A
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class Y        3.26%*       3.26%*           N/A          N/A          N/A          N/A          N/A          N/A
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
*Inception date of Class A, Class B, Class C and Class Y: 09/01/99.
1. Class N shares were not offered for sale during the periods shown.

Because the Fund will be managed in a substantially  similar manner as private  accounts  managed by the  Sub-Advisor,  the chart below shows the composite total returns for all the accounts managed by the Sub-Advisor  using the SectorPlex  CoreSM approach as of the most recent quarter end. It is important to note that the following  performance  information does not represent the historical  performance of the Fund and should not be  interpreted  as indicative of the Fund's future  performance.  The composite  performance  data has been prepared in accordance with the performance presentation standards of the Association for Investment Management and Research.

----------------------------------------------------------------------------------------------------------------------
                  Composite Total Returns for the Periods Ended 7/31/001 (Based on Past Performance
                        of Similar Accounts Managed with SectorPlex CoreSM Model) (Reflecting
                               Deduction of Fees, Expenses and Applicable Sales Loads)
----------------------------------------------------------------------------------------------------------------------
---------------- ---------------------------- ------------------------------------------------------------------------
   Class of           Cumulative Total                             Average Annual Total Returns
    Shares                 Returns
                       (Life of Class)
---------------- ---------------------------- ------------------------------------------------------------------------
---------------- ---------------------------- ---------------------- ----------------------- -------------------------
                                                     1-Year                 5-Years               Life of Class
---------------- ---------------------------- ---------------------- ----------------------- -------------------------
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
                 After  Sales  Without        After     Without      After      Without      After        Without
                 Charge        Sales Charge   Sales     Sales        Sales      Sales        Sales        Sales
                                              Charge    Charge       Charge     Charge       Charge       Charge
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
Class A          199.73%*      218.02%*       -4.14%    1.71%        17.03%     18.43%       17.43%*      18.45%*
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
Class B          202.06%*      202.06%*       -3.44%    1.56%        17.37%     17.58%       17.56%*      17.56%*
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
Class C          199.89%*      199.89%*       -0.17%    0.83%        17.41%     17.41%       17.44%*      17.44%*
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
Class Y          220.60%*      220.60%*       1.83%     1.83%        18.57%     18.57%       18.59%*      18.59%*
---------------- ------------- -------------- --------- ------------ ---------- ------------ ------------ ------------
*Inception of Composite:  9/30/93.
1. Class N shares were not offered for sale during the periods shown.

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate  broadly-based market index in its
Annual Report to shareholders.  You can obtain that information by contacting the Transfer Agent at the addresses or telephone  numbers shown  on the  cover  of this  Statement  of  Additional  Information.  The Fund may  also  compare  its  performance  to that of other investments,  including  other mutual funds,  or use rankings of its  performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

         |_|  Lipper  Rankings.  From time to time the Fund may  publish  the  ranking of the  performance  of its classes of shares by
Lipper  Analytical  Services,  Inc.  Lipper is a  widely-recognized  independent  mutual fund monitoring  service.  Lipper monitors the performance of regulated  investment  companies,  including the Fund,  and ranks their  performance  for various  periods in categories based on investment  styles.  Lipper  currently ranks the Fund's  performance  against all other growth funds.  The Lipper  performance rankings are based on total returns that include the  reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also  publishes  "peer-group"  indices of the  performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_|  Morningstar  Ratings  and  Rankings.  From  time to time the Fund may  publish  the  ranking  and/or  star  rating of the performance of its classes of shares by Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates and ranks mutual funds in broad
investment  categories:  domestic stock funds,  international  stock funds,  taxable bond funds and municipal  bond funds.  The Fund is included in the domestic stock funds category.

         Morningstar  proprietary star ratings reflect historical  risk-adjusted total investment return.  Investment return measures a fund's (or class's) one-,  three-,  five- and ten-year  average annual total returns  (depending on the inception of the fund or class)
in excess of 90-day U.S.  Treasury bill returns after  considering the fund's sales charges and expenses.  Risk is measured by a fund's
(or class's)  performance  below 90-day U.S.  Treasury bill returns.  Risk and  investment  return are combined to produce star ratings reflecting  performance relative to the other funds in the fund's category.  Five stars is the "highest" ranking (top 10% of funds in a category),  four stars is "above average" (next 22.5%),  three stars is "average" (next 35%), two stars is "below average" (next 22.5%)
and one star is "lowest"  (bottom 10%). The current star rating is the fund's (or class's)  overall rating,  which is the fund's 3-year rating or its combined 3- and 5-year ranking  (weighted  60%/40%  respectively),  or its combined 3-, 5-, and 10-year rating  (weighted
40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

         The Fund may also  compare its total return  ranking to that of other funds in its  Morningstar  category,  in addition to its star rating.  Those total return  rankings  are  percentages  from one percent to one hundred  percent and are not  risk-adjusted.  For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

         |_|  Performance  Rankings and Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its advertisements  and sales literature  performance  information about the Fund cited in newspapers and other periodicals such as The New
York Times,  The Wall Street Journal,  Barron's,  or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other  investments,  and averages,  performance  rankings or other benchmarks  prepared by recognized mutual fund statistical services.

         Investors  may also wish to compare  the  returns  on the Fund's  share  classes  to the  return on  fixed-income  investments available from banks and thrift institutions.  Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts,  and other forms of fixed or variable time deposits,  and various other  instruments  such as Treasury  bills.  However,  the
Fund's  returns and share price are not  guaranteed  or insured by the FDIC or any other agency and will  fluctuate  daily,  while bank depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer  Agent,  and of the investor  services provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor  services by third parties may include  comparisons of their services to those provided by other  mutual  fund  families  selected  by the rating or ranking  services.  They may be based upon the  opinions  of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From  time to time the Fund may  include  in its  advertisements  and  sales  literature  the total  return  performance  of a hypothetical  investment  account that includes shares of the fund and other Oppenheimer  funds. The combined account may be part of an illustration of an asset  allocation model or similar  presentation.  The account  performance may combine total return  performance of the fund and the total return  performance of other  Oppenheimer  funds included in the account.  Additionally,  from time to time, the
Fund's  advertisements  and sales  literature  may  include,  for  illustrative  or  comparative  purposes,  statistical  data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

         Additional  information is presented  below about the methods that can be used to buy shares of the Fund.  Appendix B contains more information about the special sales charge  arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each  purchase  must be at least $25.  Shares will be purchased on the regular  business  day you instruct the  Distributor  to initiate the  Automated  Clearing  House  ("ACH")  transfer to buy the shares.
Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH transfers on the business day the Fund receives  federal funds for the purchase  through the ACH system before the close of The New York Stock  Exchange.  The Exchange  normally closes at 4:00
P.M.,  but may close  earlier on certain  days.  The  proceeds  of ACH  transfers  are  normally  received by the Fund 3 days after the transfers are initiated.  If the proceeds of the ACH transfer are not received on a timely basis,  the  Distributor  reserves the right to cancel the purchase order.  The Distributor  and the Fund are not  responsible  for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of
Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor, dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described  in Appendix B to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

         |_| Right of  Accumulation.  To qualify for the lower sales  charge  rates that apply to larger  purchases  of Class A shares, you and your spouse can add together:
o        Class A, Class B and Class N shares you purchase for your individual  accounts  (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current  purchases of Class A, Class B and Class N shares of the Fund and other  Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A, Class B and Class N shares of  Oppenheimer  funds you  previously  purchased  subject  to an  initial  or  contingent deferred sales charge to reduce the sales charge rate for current  purchases of Class A shares,  provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares  purchased for a trust,  estate or other  fiduciary  account  (including one or more employee benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current offering price, of the shares you  previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

         |_| The  Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                                        Oppenheimer Main Street Growth & Income Fund
Oppenheimer California Municipal Fund                        Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund                        Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund                              Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund                             Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund                      Oppenheimer New York Municipal Fund
Oppenheimer Developing Markets Fund                          Oppenheimer New Jersey Municipal Fund
Oppenheimer Disciplined Allocation Fund                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Disciplined Value Fund                           Oppenheimer Quest Balanced Value Fund
Oppenheimer Discovery Fund                                   Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Growth Fund                             Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund                                  Oppenheimer Quest Small Cap Fund
Oppenheimer Europe Fund                                      Oppenheimer Quest Value Fund, Inc.
Oppenheimer Florida Municipal Fund                           Oppenheimer Real Asset Fund
Oppenheimer Global Fund                                      Oppenheimer Select Managers
Oppenheimer Global Growth & Income Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Strategic Income Fund
Oppenheimer Growth Fund                                      Oppenheimer Total Return Fund, Inc.
Oppenheimer High Yield Fund                                  Oppenheimer Trinity Core Fund
Oppenheimer Intermediate Municipal Fund                      Oppenheimer Trinity Growth Fund
Oppenheimer International Bond Fund                          Oppenheimer Trinity Value Fund
Oppenheimer International Growth Fund                        Oppenheimer U.S. Government Trust
Oppenheimer International Small Company Fund                 Limited-Term New York Municipal Fund
Oppenheimer Large Cap Growth Fund                            Rochester Fund Municipals
Oppenheimer Limited Term Government Fund

and the following money market funds:

Centennial America Fund, L. P.                               Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                       Centennial Tax Exempt Trust
Centennial Government Trust                                  Oppenheimer Cash Reserves
Centennial Money Market Trust                                Oppenheimer Money Market Fund, Inc.

         There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds except the money market funds. Under certain circumstances described in this Statement of Additional  Information,  redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters  of  Intent.  Under a Letter  of  Intent,  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other
Oppenheimer  funds during a 13-month  period,  you can reduce the sales  charge rate that applies to your  purchases of Class A shares.
The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the
Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's  statement in writing to the  Distributor  of the intention to purchase  Class A shares or
Class A and Class B shares of the Fund (and other Oppenheimer  funds) during a 13-month period (the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified in the Letter.  Purchases  made by  reinvestment  of dividends or  distributions  of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables an investor to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of  Accumulation to current  purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering  price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of Intent period,  when added to the value (at offering  price) of the investor's  holdings of shares on the last day of that period, do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional amount of sales charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"  below (those terms may be amended by the  Distributor from time to time).  The investor  agrees that shares equal in value to 5% of the  intended  purchase  amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the Application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those  amendments will apply  automatically  to existing Letters of Intent.

         If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase amount, the  concessions  previously  paid to the dealer of record for the account and the amount of sales charge  retained by the  Distributor will be adjusted to the rates  applicable to actual total  purchases.  If total eligible  purchases  during the Letter of Intent period exceed the intended  purchase  amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the
Prospectus,  the sales  charges  paid will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of concessions  allowed or paid to the dealer over the amount of concessions  that apply to the actual  amount of  purchases.  The excess  concessions  returned to the  Distributor  will be used to purchase  additional shares  for the  investor's  account  at the net asset  value per share in  effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares in escrow  for  purchases  of  shares of the Fund and other  Oppenheimer  funds by
OppenheimerFunds  prototype  401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of  concessions  paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination of the Letter of Intent  period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor to advise the
Distributor  about the  Letter in placing  any  purchase  orders for the  investor  during  the  Letter of Intent  period.  All of such purchases must be made through the Distributor.

         |_|  Terms of Escrow That Apply to Letters of Intent.

              1.  Out of the initial  purchase (or  subsequent  purchases if necessary)  made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer  Agent.  For example,  if the  intended  purchase  amount is $50,000,  the escrow  shall be shares  valued in the amount of $2,500  (computed at the offering  price  adjusted for a $50,000  purchase).  Any  dividends  and capital  gains  distributions  on the escrowed  shares will be credited to the investor's account.

              2.  If the total minimum investment  specified under the Letter is completed within the  thirteen-month  Letter of Intent period, the escrowed shares will be promptly released to the investor.

              3.  If, at the end of the  thirteen-month  Letter of Intent  period the total  purchases  pursuant to the Letter are less than the  intended  purchase  amount  specified  in the Letter,  the  investor  must remit to the  Distributor  an amount  equal to the difference  between the dollar amount of sales charges  actually paid and the amount of sales charges which would have been paid if the total amount  purchased had been made at a single time.  That sales charge  adjustment  will apply to any shares  redeemed prior to the completion of the Letter.  If the  difference in sales charges is not paid within twenty days after a request from the  Distributor  or the dealer,  the Distributor  will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.
If a request is received to redeem  escrowed  shares prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

              4.  By signing the Letter, the investor  irrevocably  constitutes and appoints the Transfer Agent as  attorney-in-fact to surrender for redemption any or all escrowed shares.

5.       The shares  eligible  for purchase  under the Letter (or the holding of which may be counted  toward  completion  of a Letter)
include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired  subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other
                  Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

              6.  Shares held in escrow  hereunder will  automatically  be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank account,  you must enclose a check (the minimum is $25) for the initial  purchase  with your  application.  Shares  purchased by Asset Builder Plan payments from bank accounts are subject to the redemption  restrictions  for recent purchases  described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder  Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset  Builder Plans also enable  shareholders  of  Oppenheimer  Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund,  your bank account will be debited  automatically.
Normally,  the debit will be made two  business  days prior to the  investment  dates you  selected  on your  Application.  Neither the
Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

         Before you establish  Asset Builder  payments,  you should  obtain a prospectus  of the selected  fund(s) from your  financial advisor (or the Distributor)  and request an application  from the Distributor.  Complete the application and return it. You may change the amount of your Asset  Builder  payment or you can  terminate  these  automatic  investments  at any time by writing to the Transfer
Agent. The Transfer Agent requires a reasonable  period  (approximately  10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of Retirement  Plans are entitled to purchase  shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement  plans whose records are maintained on a daily  valuation  basis by Merrill Lynch Pierce
Fenner & Smith,  Inc. or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor  signed the Merrill  Lynch record  keeping  service  agreement the plan has less than $3 million in assets (other than assets  invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement  plans in that category that currently  invest in Class B shares of the Fund will have their
Class B shares converted to Class A shares of the Fund when the Plan's applicable investments reach $5 million.

Cancellation  of  Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset value of the Fund's shares on the  cancellation  date is less than on the  purchase  date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the  Distributor  for that amount by redeeming  shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different  shareholder  privileges and features.  The net income  attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C are subject.

         The  availability  of different  classes of shares permits an investor to choose the method of purchasing  shares that is more appropriate for the investor.  That may depend on the amount of the purchase,  the length of time the investor  expects to hold shares, and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales  charge.  While Class B, Class C and
Class N shares have no initial  sales  charge,  the purpose of the deferred  sales charge and  asset-based  sales charge on Class B and
Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor  and brokers,  dealers and financial  institutions  that sell shares of the Fund. A salesperson who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

         The  Distributor  will not  accept any order in the  amount of  $500,000  or more for Class B shares or $1 million or more for
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

|_|      Class B  Conversion.  Under  current  interpretation  of  applicable  federal tax law by the  Internal  Revenue  Service,  the conversion  of Class B shares to Class A shares after six years is not treated as a taxable event for the  shareholder.  If those laws, or the IRS  interpretation of those laws, should change, the automatic  conversion feature may be suspended.  In that event, no further conversion  of Class B shares would occur while that  suspension  remained in effect.  Although  Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee, such exchange could  constitute a taxable event for the shareholder,  and absent such exchange,  Class B shares might continue to be subject to the asset-based sales charge for a longer period of time.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase
Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix B to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is
                      $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         |_|  Allocation of Expenses.  The Fund pays expenses related to its daily operations,  such as custodian fees, Trustees' fees, transfer  agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by shareholders.  However,  those  expenses  reduce the net asset value of shares,  and therefore  are  indirectly  borne by  shareholders through their investment.

         The methodology for calculating the net asset value,  dividends and  distributions of the Fund's share classes  recognizes two types of expenses.  General  expenses  that do not pertain  specifically  to any one class are  allocated pro rata to the shares of all classes.  The allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each class,  and then equally to each outstanding  share within a given class.  Such general expenses include  management fees,  legal,  bookkeeping and audit fees, printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined as of the close of business of The New York Stock  Exchange on each day that the Exchange is open.  The  calculation  is done by dividing the value of the Fund's net assets  attributable  to a class by the  number of shares of that  class  that are  outstanding.  The  Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example,  in case of weather  emergencies or on days falling before a holiday).  The  Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Presidents'  Day,  Martin Luther King,  Jr. Day,  Good Friday,  Memorial Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers  other than  Exchange  members  may  conduct  trading in certain  securities  on days on which the  Exchange is closed
(including  weekends and holidays) or after 4:00 P.M. on a regular  business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's  portfolio  securities may change  significantly  on these days, when  shareholders may not purchase or redeem shares.  Additionally,  trading on European and Asian stock exchanges and  over-the-counter  markets normally is completed before the close of The New York Stock Exchange.

         Changes in the values of securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those  securities  are  determined,  but  before  the close of The New York  Stock  Exchange,  will not be  reflected  in the Fund's calculation  of its net asset  values that day unless the Manager  determines  that the event is likely to effect a material  change in the value of the security. The Manager may make that determination, under procedures established by the Board.

         |_|  Securities  Valuation.  The  Fund's  Board of  Trustees  has  established  procedures  for the  valuation  of the  Fund's securities. In general those procedures are as follows:
         |_|  Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)      if last sale information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)      if last sale  information is not available on a valuation  date, they are valued at the last reported sale price preceding the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
         |_|  Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained by the Manager from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean between the "bid" and "asked" prices  obtained from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
         |_|  Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean  between the
"bid" and  "asked"  prices  determined  by a portfolio  pricing  service  approved  by the Fund's  Board of Trustees or obtained by the
Manager from two active market makers in the security on the basis of reasonable inquiry.
         |_|  The following  securities  are valued at the mean between the "bid" and "asked"  prices  determined by a pricing  service approved by the Fund's  Board of Trustees or obtained  by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining  maturity of
                  60 days or less.
         |_|  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
         |_|  Securities  (including  restricted  securities) not having  readily-available  market quotations are valued at fair value determined  under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government  securities,  mortgage-backed  securities,  corporate bonds and foreign government  securities, when last sale  information is not generally  available,  the Manager may use pricing services  approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign  currency,  including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts,  calls,  and futures are valued at the last sale price on the principal  exchange on which they are traded or on Nasdaq, as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the  closing  "bid" and
"asked"  prices on the principal  exchange or on Nasdaq on the valuation  date. If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option,  an amount  equal to the premium  received is included in the Fund's  Statement  of Assets and
Liabilities as an asset. An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the  premium.  If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received  was more or less than the cost of the closing  transaction.  If the Fund  exercises a put it holds,  the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         Information  on how to sell  shares  of the Fund is  stated in the  Prospectus.  The  information  below  provides  additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
         |_|  Class A shares  purchased  subject to an initial  sales  charge or Class A shares on which a  contingent  deferred  sales charge was paid, or
         |_|  Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.
         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed after the Transfer Agent receives the  reinvestment  order.  The  shareholder  must ask the Transfer Agent for that privilege at the time of  reinvestment.  This  privilege  does not apply to Class C or Class Y shares.  The Fund may amend,  suspend or cease  offering  this  reinvestment  privilege  at any time as to shares  redeemed  after  the date of such  amendment,  suspension  or cessation.

         Any capital gain that was  realized  when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains  tax  payable  on that  gain.  If  there  has  been a  capital  loss on the  redemption,  some or all of the  loss may not be tax deductible,  depending on the timing and amount of the  reinvestment.  Under the Internal  Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or another of the  Oppenheimer  funds within 90 days of payment of the sales  charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed may not include the amount of the sales  charge paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash.  However,  the
Board of Trustees of the Fund may determine that it would be detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the  redemption  proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company Act.  Under that rule,  the Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur brokerage or other costs in selling the securities for cash.  The Fund will value  securities  used to pay  redemptions in kind using the same method the Fund uses to value its portfolio securities  described  above under  "Determination  of Net Asset  Values Per  Share."  That  valuation  will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees  has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate  net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such shares has fallen  below the stated minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the  shareholders  in question (not less than 30 days).  The Board may  alternatively  set  requirements  for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.
Therefore,  shares are not subject to the payment of a  contingent  deferred  sales  charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute  assignment,  gift or bequest,  as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are transferred,  the transferred  shares will remain subject to the contingent  deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are  transferred,  and some but not all shares in the account would be subject to a contingent  deferred  sales charge if redeemed at the time of transfer,  the priorities  described in the Prospectus  under "How to Buy
Shares" for the  imposition of the Class B, Class C or Class N contingent  deferred  sales charge will be followed in  determining  the order in which shares are transferred.

Distributions  From Retirement Plans.  Requests for distributions  from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans,
401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,  OppenheimerFunds  Retirement Plans," c/o the Transfer
Agent  at its  address  listed  in "How To Sell  Shares"  in the  Prospectus  or on the  back  cover of this  Statement  of  Additional
Information. The request must
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request  redemption of their accounts.  The plan  administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer Agent before the  distribution may be made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available  from the  Transfer  Agent)  must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the
Internal  Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.
The Fund, the Manager,  the  Sub-Advisor,  the  Distributor,  and the Transfer Agent assume no  responsibility  to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However,  if the  Distributor  receives a repurchase  order from a dealer or broker after the close of
The New York Stock  Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days.  Additionally,  the order must have been transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the  shares  have been  redeemed  upon the  Distributor's  receipt of the  required  redemption  documents  in proper  form.  The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of the Fund valued at $5,000 or more can  authorize the Transfer
Agent to redeem shares (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the  payment.  Automatic  withdrawals  of up to $1,500 per month may be  requested  by  telephone  if payments  are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders  having AccountLink  privileges (see "How To Buy Shares") may arrange to
have  Automatic   Withdrawal  Plan  payments   transferred  to  the  bank  account   designated  on  the  Account   Application  or  by
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally  redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment  transmittal date you select in the Account  Application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund  cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share  purchases, shareholders should not make regular additional Class A share purchases while  participating in an Automatic  Withdrawal Plan. Class B,
Class C and Class N shareholders  should not establish  withdrawal  plans,  because of the imposition of the contingent  deferred sales charge on such  withdrawals  (except where the contingent  deferred sales charge is waived as described in Appendix B to this Statement of Additional Information.

         By requesting an Automatic  Withdrawal or Exchange Plan,  the  shareholder  agrees to the terms and  conditions  that apply to such plans, as stated below.  These provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted,  any amendments will automatically apply to existing Plans.

         |X| Automatic  Exchange Plans.  Shareholders  can authorize the Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer  funds  automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange  Plan.  The minimum  amount that may be  exchanged  to each other fund account is $25.  Instructions should be provided on the  OppenheimerFunds  Application  or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to  exchanges  as set forth in "How to Exchange  Shares" in the  Prospectus  and below in this
Statement of Additional Information.

         |X|  Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's  Automatic  Withdrawal  Plan  as  agent  for the  shareholder(s)  (the
"Planholder") who executed the Plan  authorization and application  submitted to the Transfer Agent.  Neither the Fund nor the Transfer
Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer the Plan.  Share  certificates  will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the  Planholder on the records of the Fund. Any share  certificates  held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund, which  will be done at net  asset  value  without  a sales  charge.  Dividends  on shares  held in the  account  may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset  value per share  determined  on the  redemption  date.
Checks or AccountLink  payments  representing the proceeds of Plan  withdrawals will normally be transmitted  three business days prior to the date selected for receipt of the payment,  according to the choice  specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The  amount and the  interval  of  disbursement  payments  and the  address  to which  checks are to be mailed or  AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The Planholder  should allow at least two weeks' time after mailing such  notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the  Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case,  the Transfer Agent will redeem  the  number of shares  requested  at the net asset  value  per share in effect  and will mail a check for the  proceeds  to the
Planholder.

         The Planholder  may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give  directions to the
Transfer  Agent to terminate a Plan.  The Transfer  Agent will also  terminate a Plan upon its receipt of evidence  satisfactory  to it that the Planholder has died or is legally  incapacitated.  Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have  not  been  redeemed  will be  held in  uncertificated  form  in the  name of the  Planholder.  The  account  will  continue  as a dividend-reinvestment,  uncertificated  account  unless and until proper  instructions  are received  from the  Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt,  the  Planholder  may request  issuance of a portion of the shares in certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However,  should such uncertificated  shares become exhausted,
Plan withdrawals will terminate.

         If the Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have  appointed  any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the  Prospectus,  shares of a particular  class of Oppenheimer  funds having more than one class of shares may be exchanged only for shares of the same class of other  Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list  showing  which funds offer which classes by calling the Distributor at 1.800.525.7048.
o        All of the Oppenheimer funds currently offer Class A, B and C shares except  Oppenheimer  Money Market Fund, Inc.,  Centennial
     Money Market Trust,  Centennial Tax Exempt Trust,  Centennial Government Trust,  Centennial New York Tax Exempt Trust,  Centennial
     California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
o        Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves are  generally  available  only by exchange  from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Only certain  Oppenheimer  funds  currently  offer Class Y shares.  Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o        Only certain  Oppenheimer  funds  currently offer Class N shares,  which are only offered to retirement  plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o        Class M shares of  Oppenheimer  Convertible  Securities  Fund may be  exchanged  only for Class A shares of other  Oppenheimer funds.  They may not be  acquired  by  exchange of shares of any class of any other  Oppenheimer  funds  except  Class A shares of
     Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Class A shares of Senior  Floating  Rate Fund are not  available  by  exchange of Class A shares of other  Oppenheimer  funds.
     Class A shares of Senior  Floating  Rate Fund that are exchanged  for shares of the other  Oppenheimer  funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o        Class X shares of Limited Term New York  Municipal Fund can be exchanged  only for Class B shares of other  Oppenheimer  funds and no exchanges may be made to Class X shares.
o        Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,
     Oppenheimer  Cash Reserves or  Oppenheimer  Limited-Term  Government  Fund.  Only  participants  in certain  retirement  plans may purchase shares of Oppenheimer  Capital  Preservation  Fund, and only those  participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer  Senior  Floating Rate Fund are not available by exchange of shares of Oppenheimer  Money Market
     Fund or Class A shares of Oppenheimer  Cash  Reserves.  If any Class A shares of another  Oppenheimer  fund that are exchanged for
     Class A shares of Oppenheimer  Senior Floating Rate Fund are subject to the Class A contingent  deferred sales charge of the other
     Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange.  The Class A shares of Oppenheimer  Senior
     Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early  Withdrawal  Charge of  Oppenheimer  Senior
     Floating Rate Fund if they are repurchased before the expiration of the holding period.
o        Class A, Class B, Class C and Class Y Shares of Oppenheimer  Select Managers  Mercury  Advisors S&P Index Fund and Oppenheimer
     Select  Managers QM Active  Balanced Fund are only available to retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

         Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money market fund offered by the
Distributor.  Shares of any money  market fund  purchased  without a sales  charge may be  exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales charge.  They may also be used to purchase  shares of  Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of Oppenheimer  Money Market Fund, Inc.  purchased with the redemption  proceeds of shares of other mutual funds (other than funds  managed by the  Manager or its  subsidiaries)  redeemed  within the 30 days  prior to that  purchase  may  subsequently  be exchanged for shares of other Oppenheimer  funds without being subject to an initial sales charge or contingent  deferred sales charge.
To qualify for that privilege,  the investor or the investor's  dealer must notify the Distributor of eligibility for this privilege at the time the shares of  Oppenheimer  Money Market Fund,  Inc. are  purchased.  If requested,  they must supply proof of  entitlement to this privilege.

         Shares of the Fund acquired by  reinvestment of dividends or  distributions  from any of the other  Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  Although the Fund may impose these changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable  law. It may be required to provide 60 days notice  prior to  materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

         |_|  How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent  deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred sales charge.  However,  when Class A shares  acquired by exchange of
Class A shares of other  Oppenheimer  funds  purchased  subject to a Class A contingent  deferred  sales charge are redeemed  within 18 months of the end of the calendar  month of the initial  purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.  The Class B contingent  deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares.  The Class C contingent  deferred sales  charge is imposed on Class C shares  acquired by exchange if they are redeemed  within 12 months of the initial  purchase of the exchanged  Class C shares.  With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement plan (not  including  IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment option  of the plan and Class N shares  are  redeemed  within  18 months  after  the  plan's  first  purchase  of Class N shares of any
Oppenheimer  fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         When Class B or Class C shares are  redeemed to effect an  exchange,  the  priorities  described in "How To Buy Shares" in the
Prospectus  for the  imposition  of the Class B or the Class C contingent  deferred  sales charge will be followed in  determining  the order in which the shares are exchanged.  Before exchanging shares,  shareholders  should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |_|  Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or written  exchange  requests submitted in bulk by anyone on behalf of more than one  account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_|  Telephone  Exchange  Requests.  When exchanging  shares by telephone,  a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investors must obtain a Prospectus of that fund before the exchange  request may be  submitted.  If all  telephone  lines  are  busy  (which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_|  Processing  Exchange  Requests.  Shares to be  exchanged  are redeemed on the regular  business  day the  Transfer  Agent receives an exchange request in proper form (the "Redemption Date").  Normally,  shares of the fund to be acquired are purchased on the
Redemption  Date,  but such  purchases  may be  delayed  by either  fund up to five  business  days if it  determines  that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any exchange request that may disadvantage it. For example,  if the receipt of multiple  exchange  requests from a dealer might require the disposition  of  portfolio  securities  at a time or at a price  that  might be  disadvantageous  to the Fund,  the Fund may refuse the request.  When you exchange some or all of your shares from one fund to another,  any special  account feature such as an Asset Builder
Plan or Automatic  Withdrawal  Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special  redemption  and exchange  features such as Automatic  Exchange Plans and Automatic  Withdrawal  Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the number  requested  if the exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the  Prospectus  or this  Statement  of
Additional  Information,  or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The  different  Oppenheimer  funds  available  for exchange  have  different  investment  objectives,  policies  and risks.  A shareholder  should assure that the fund selected is appropriate for his or her investment and should be aware of the tax  consequences of an exchange.  For federal  income tax  purposes,  an exchange  transaction  is treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above,  discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition  of the Fund's  portfolio,  and  expenses  borne by the Fund or borne  separately  by a class.
Dividends are  calculated in the same manner,  at the same time,  and on the same day for each class of shares.  However,  dividends on
Class B,  Class C and Class N shares are  expected  to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the  asset-based  sales  charge  on Class B,  Class C and Class N shares.  Those  dividends  will also  differ in amount as a consequence of any difference in the net asset values of Class A, Class B, Class C, Class N and Class Y shares.

         Dividends,  distributions  and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts  may be  subject  to state  escheatment  laws,  and the Fund and the  Transfer  Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the  Fund's  Dividends  and  Distributions.  The  Federal  tax  treatment  of the  Fund's  dividends  and  capital  gains distributions is briefly highlighted in the Prospectus.

         Special  provisions of the Internal  Revenue Code govern the  eligibility of the Fund's  dividends for the  dividends-received deduction  for  corporate  shareholders.  Long-term  capital  gains  distributions  are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the  aggregate  amount of  qualifying  dividends  that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the  deduction on dividends  paid on Fund shares held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option  premiums,  interest  income or short-term  gains from the sale of  securities or dividends  from foreign corporations, those dividends will not qualify for the deduction.

         Under the Internal  Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned  from  January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund will meet those  requirements.  However,  the Board of Trustees and the Manager might determine in a  particular  year  that it would be in the best  interests  of  shareholders  for the Fund not to make such  distributions  at the required  levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital  gains available for distribution to shareholders.

         The Fund intends to qualify as a "regulated  investment  company"  under the Internal  Revenue Code  (although it reserves the right not to qualify).  That  qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders without  having to pay tax on them.  This avoids a double tax on that income and capital  gains,  since  shareholders  normally will be taxed on the dividends  and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement  account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated  investment  company" under the Internal Revenue Code, it will not be liable for Federal  income  taxes on amounts  paid by it as  dividends  and  distributions.  The  Internal  Revenue Code contains a number of complex tests relating to qualification which the
Fund might not meet in any  particular  year.  If it did not so  qualify,  the Fund would be treated  for tax  purposes  as an ordinary corporation and receive no tax deduction for payments made to shareholders.

         If prior  distributions made by the Fund must be  re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment  in  Another  Fund.  Shareholders  of the  Fund  may  elect to  reinvest  all  dividends  and/or  capital  gains distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made without sales charge at the net asset  value per share in effect at the close of business on the payable  date of the  dividend or  distribution.  To elect this option,  the  shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other  Oppenheimer  funds (other than  Oppenheimer Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions  that have a sales agreement with  OppenheimerFunds  Distributor,  Inc.,  a subsidiary  of the Manager that acts as the Fund's  Distributor.  The  Distributor  also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent,  is a division of the Manager.  It is  responsible  for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying  dividends and  distributions  to shareholders.  It also handles shareholder  servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder  servicing agent for the other Oppenheimer funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  The Bank of New York is the custodian of the Fund's assets. The custodian bank's responsibilities  include safeguarding and  controlling  the Fund's  portfolio  securities  and handling the delivery of such  securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner  uninfluenced by any banking  relationship the custodian bank may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP is the independent  auditor of the Fund. The firm audits the Fund's financial  statements and performs other related audit services. KPMG LLP also acts as auditor for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of Oppenheimer Trinity Core Fund:

We have audited the accompanying statement of assets and liabilities,  including the statement of  investments,  of Oppenheimer  Trinity Core Fund as of July 31,
2000,  and the related  statement  of  operations,  statement  of changes in net
assets  and  financial   highlights  for  the  period  from  September  1,  1999
(commencement  of operations) to July 31, 2000.  These financial  statements and financial  highlights  are the  responsibility  of the  Fund's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those  standards  require that we plan and perform the audit to obtain reasonable  assurance  about  whether the  financial statements  and  financial highlights are free of material misstatement.  An audit includes examining, on a test basis,  evidence  supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31,  2000,  by  correspondence  with  the  custodian
and  brokers;   and  where confirmations  were not  received  from  brokers,  we performed  other  auditing procedures.  An audit also includes assessing the accounting principles used and significant  estimates  made by  management,  as well as evaluating  the overall financial  statement  presentation.  We  believe that  our  audit  provides  a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Trinity Core Fund as of July 31, 2000, and the results of its operations,  the changes in its net assets and financial  highlights for the period from September 1, 1999 (commencement of operations) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of
America.

/s/ KPMG LLP

KPMG LLP

Denver, Colorado
August  21, 2000

-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           July 31, 2000

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1

=======================================================================================================================
COMMON STOCKS - 94.6%
-----------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.7%
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                              1,900        $    54,625
-----------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                            800             32,550
                                                                                                           ------------
                                                                                                                87,175
-----------------------------------------------------------------------------------------------------------------------
METALS - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Inco Ltd.                                                           (1)                         600              8,812
-----------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                     600             22,650
-----------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                              400             16,275
                                                                                                           ------------
                                                                                                                47,737
-----------------------------------------------------------------------------------------------------------------------
PAPER - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp.                                                                         1,300             32,256
-----------------------------------------------------------------------------------------------------------------------
Westvaco Corp.                                                                                  500             13,719
-----------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                800             36,550
                                                                                                           ------------
                                                                                                                82,525
-----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 7.6%
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.2%
-----------------------------------------------------------------------------------------------------------------------
TRW, Inc.                                                                                       400             17,975
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.0%
-----------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          6,200            318,912
-----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.4%
-----------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                                 500             17,187
-----------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     700             26,994
-----------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                     700             32,069
-----------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                   900             30,262
-----------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                                              700             27,475
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       1,800             96,300
-----------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       700             40,862
                                                                                                           ------------
                                                                                                               271,149
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 5.2%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Andrew Corp.                                                        (1)                         300              8,456
-----------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                    4,600            142,312
-----------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.                            (1)                       1,383             64,915
-----------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                        200              7,125
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications                                                                          400             18,800
-----------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.                                                      (1)                       1,700             66,406
                                                                                                           ------------
                                                                                                               308,014
-----------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.4%
-----------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                 700             27,869
-----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                      1,900             80,869
                                                                                                           ------------
                                                                                                               108,738

Oppenheimer Trinity Core Fund

-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1

-----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 8.3%
-----------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                1,100        $    51,219
-----------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.                                                                    1,200             23,925
-----------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                          400             20,775
-----------------------------------------------------------------------------------------------------------------------
Visteon Corp.                                                       (1)                         844             11,816
                                                                                                           ------------
                                                                                                               107,735
-----------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           700             31,412
-----------------------------------------------------------------------------------------------------------------------
MEDIA - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                                                           600             39,562
-----------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                             600             31,275
-----------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                                                       900             37,069
-----------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                               800             61,350
                                                                                                           ------------
                                                                                                               169,256
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                         2,400            131,850
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                              2,800            144,900
-----------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                             1,100             46,406
-----------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                          1,400             29,137
                                                                                                           ------------
                                                                                                               220,443
-----------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                             500             19,500
-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.2%
-----------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                     1,100             88,550
-----------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                           1,500             91,969
                                                                                                           ------------
                                                                                                               180,519
-----------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                             3,500            135,406
-----------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                800             25,200
                                                                                                           ------------
                                                                                                               160,606
-----------------------------------------------------------------------------------------------------------------------
FOOD - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                   1,900             49,281
-----------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                   1,200             47,250
                                                                                                           ------------
                                                                                                                96,531
-----------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       200              7,887
-----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                  2,800             81,725
-----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                          1,000             57,437
                                                                                                           ------------
                                                                                                               139,162
-----------------------------------------------------------------------------------------------------------------------
ENERGY - 5.2%
-----------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Coastal Corp.                                                                                   300             17,325

10  Oppenheimer Trinity Core Fund

-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1

-----------------------------------------------------------------------------------------------------------------------
Oil:  Domestic - 4.0%
-----------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    400        $    19,900
-----------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                      700             22,837
-----------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                   600             47,400
-----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             2,100            168,000
-----------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    1,100             22,275
-----------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                    600             29,662
-----------------------------------------------------------------------------------------------------------------------
USX-Marathon Group                                                                              400              9,725
                                                                                                           ------------
                                                                                                               319,799
-----------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                          1,400             81,550
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL - 13.2%
-----------------------------------------------------------------------------------------------------------------------
BANKS - 6.3%
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                         2,300            108,962
-----------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                    2,100             52,369
-----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                         1,800             89,437
-----------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                 3,500             69,125
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                                                         600             80,100
-----------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                            700             52,412
-----------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                          1,200             57,450
                                                                                                           ------------
                                                                                                               509,855
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.6%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          1,800            102,037
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               1,800            127,013
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                    1,200             59,850
                                                                                                           ------------
                                                                                                               288,900
-----------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.3%
-----------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     900             46,744
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                            1,500            131,531
-----------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                      700             26,425
-----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                     500             61,000
                                                                                                           ------------
                                                                                                               265,700
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 9.6%
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.9%
-----------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                  2,200            116,738
-----------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                      2,600            129,025
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               200             18,613
-----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                             2,000            143,375
-----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                  3,875            167,109
-----------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                               1,900            104,025
-----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                        500             40,906
                                                                                                           ------------
                                                                                                               719,791
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                       1,100             27,775
-----------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 600             30,638
                                                                                                           ------------
                                                                                                                58,413

11  Oppenheimer Trinity Core Fund

-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1

-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 31.3%
-----------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 6.2%
-----------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.                                          (1)                          38        $     1,549
-----------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                                                (1)                         800             40,650
-----------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                 (1)                         400             17,575
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                           (1)                         400             34,050
-----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             100             10,919
-----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                         1,700            191,144
-----------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                              (1)                       1,900            200,331
                                                                                                           ------------
                                                                                                               496,218
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 8.4%
-----------------------------------------------------------------------------------------------------------------------
America Online, Inc.                                                (1)                       2,800            149,275
-----------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                 1,800             77,400
-----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     (1)                       2,200            153,588
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                        (1)                       2,800            210,525
-----------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                (1)                         600             87,000
                                                                                                           ------------
                                                                                                               677,788
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 5.6%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                 (1)                       5,400            353,363
-----------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                       700             30,625
-----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                           900             66,938
                                                                                                           ------------
                                                                                                               450,926
-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 10.3%
-----------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                        (1)                         600             43,163
-----------------------------------------------------------------------------------------------------------------------
Altera Corp.                                                        (1)                         600             58,913
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                (1)                         900             60,188
-----------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                             (1)                       1,300             98,638
-----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   5,200            347,100
-----------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                                             (1)                       1,200             97,800
-----------------------------------------------------------------------------------------------------------------------
Solectron Corp.                                                     (1)                         200              8,063
-----------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                                      (1)                         800             50,700
-----------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         800             46,950
-----------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                        (1)                         300             22,519
                                                                                                           ------------
                                                                                                               834,034
-----------------------------------------------------------------------------------------------------------------------
PHOTOGRAPHY - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                                             1,200             65,850
-----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
-----------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.5%
-----------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                           (1)                       1,100             36,369
-----------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                       400              9,925
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.7%
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.2%
-----------------------------------------------------------------------------------------------------------------------
AES Corp. (The)                                                     (1)                         600             32,063
-----------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                            800             26,800
-----------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                     1,200             37,500
                                                                                                           ------------
                                                                                                                96,363

12  Oppenheimer Trinity Core Fund

-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                           SHARES          SEE NOTE 1

-----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.5%
-----------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.                                                                            600        $    29,025
-----------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                                   1,100             80,988
-----------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 1,228             23,025
-----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                     1,600             66,800
                                                                                                           ------------
                                                                                                               199,838
                                                                                                           ------------
Total Common Stocks (Cost $7,355,429)                                                                        7,635,770

                                                                                          PRINCIPAL
                                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.6%
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets,  Inc.,
6.53%, dated 7/31/00,to be repurchased at $289,052 on
8/1/00, collateralized  by U.S. Treasury Nts.,4.25%-7.875%,
8/31/00-8/15/09, with a value of $211,122 and U.S. Treasury
Bonds, 5.25%-14%, 8/15/03-11/15/28,with a value of $84,330
(Cost $289,000)                                                                            $289,000            289,000

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,644,429)                                                  98.2%         7,924,770
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 1.8            143,329
                                                                                   -----------------       ------------

NET ASSETS                                                                                    100.0%       $ 8,068,099
                                                                                   =================       ============

1.  Non-income-producing security.

See accompanying Notes to Financial Statements.

13  Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 July 31, 2000

----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $7,644,429) - see accompanying statement                                                   $7,924,770
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                          843
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                          175,260
Shares of beneficial interest sold                                                                                         88,932
Interest                                                                                                                    4,670
Other                                                                                                                          29
                                                                                                                       -----------
Total assets                                                                                                            8,194,504

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES Payables and other liabilities:
Investments purchased                                                                                                     109,476
Shareholder reports                                                                                                         8,729
Distribution and service plan fees                                                                                          2,261
Transfer and shareholder servicing agent fees                                                                                 873
Trustees' compensation                                                                                                         71
Other                                                                                                                       4,995
                                                                                                                       -----------
Total liabilities                                                                                                         126,405

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                             $8,068,099
                                                                                                                       ===========

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                        $7,829,182
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                                  (41,424)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                                280,341
                                                                                                                       -----------
Net assets                                                                                                             $8,068,099
                                                                                                                       ===========

14  Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 Continued

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based
on net assets of $5,917,775 and 574,797 shares of
beneficial interest outstanding)                                                                                           $10.30

Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                                                                   $10.93

----------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $1,160,036 and 113,551
shares of beneficial interest outstanding)                                                                                 $10.22

----------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $989,258 and 96,599
shares of beneficial interest outstanding)                                                                                 $10.24

----------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price
per share (based on net assets of $1,030 and 100 shares
of beneficial interest outstanding)                                                                                        $10.30

See accompanying Notes to Financial Statements.

15  Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                             For the Period from September 1, 1999
                                                                                    (commencement of operations) to July 31, 2000

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends                                                                                                                $ 54,358
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                   11,775
                                                                                                                         ---------
Total income                                                                                                               66,133

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                            31,905
----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                     4,334
Class B                                                                                                                     3,507
Class C                                                                                                                     2,923
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                     3,130
Class B                                                                                                                       350
Class C                                                                                                                       305
Class Y                                                                                                                         1
----------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                        11,789
----------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                3,652
----------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                                 2,122
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                 2,029
----------------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                          1,691
----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                        106
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                         200
                                                                                                                         ---------
Total expenses                                                                                                             68,044
Less expenses paid indirectly                                                                                              (2,029)
                                                                                                                         ---------
Net expenses                                                                                                               66,015

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                         118

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                                                                          (41,424)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                      280,341
                                                                                                                         ---------
Net realized and unrealized gain                                                                                          238,917

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $239,035
                                                                                                                         =========

See accompanying Notes to Financial Statements.

16  Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    PERIOD ENDED
                                                                                                                    JULY 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income                                                                                                  $      118
----------------------------------------------------------------------------------------------------------------------------------

Net realized loss                                                                                                         (41,424)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                                     280,341
                                                                                                                       -----------
Net increase in net assets resulting from operations                                                                      239,035

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                                      (111)
Class B                                                                                                                        (6)
Class C                                                                                                                        --
Class Y                                                                                                                        (1)
----------------------------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                                                                    (4,165)
Class B                                                                                                                      (216)
Class C                                                                                                                        --
Class Y                                                                                                                        (2)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                                                 5,635,003
Class B                                                                                                                 1,132,147
Class C                                                                                                                   963,415
Class Y                                                                                                                        --

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                          7,965,099
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                       103,000(2)
                                                                                                                       -----------
End of period                                                                                                          $8,068,099
                                                                                                                       ===========

1. For the period from September 1, 1999 (commencement of operations) to July
31, 2000.
2. Reflects the value of the Manager's initial seed money investment at August 18, 1999.

See accompanying Notes to Financial Statements.

17  Oppenheimer Trinity Core Fund

FINANCIAL HIGHLIGHTS
                                                          CLASS A             CLASS B              CLASS C               CLASS Y
                                                     -----------------    ----------------    -----------------   ------------------

                                                     PERIOD ENDED         PERIOD ENDED        PERIOD ENDED         PERIOD ENDED
                                                     JULY 31, 2000 (1)    JULY 31, 2000 (1)   JULY 31, 2000 (1)    JULY 31, 2000 (1)

-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $10.00              $10.00               $10.00                $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .02                (.02)                (.03)                  .05
Net realized and unrealized gain                             .30                 .25                  .27                   .28
                                                -----------------    ----------------    -----------------    ------------------
Total gain from investment operations                        .32                 .23                  .24                   .33

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          -- (2)              -- (2)               --                    -- (2)
Dividends in excess of net investment income                (.02)               (.01)                  --                  (.03)
                                                -----------------    ----------------    -----------------    ------------------
Total dividends and/or distributions
to shareholders                                             (.02)               (.01)                  --                  (.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $10.30              $10.22               $10.24                $10.30
                                                =================    ================    =================    ==================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        3.18%               2.31%                2.40%                 3.26%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $5,918              $1,160                 $989                    $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $3,959               $ 386                 $322                    $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               0.14%              (0.73)%              (0.73)%                0.26%
Expenses                                                   1.46%               2.33%                2.33%                 1.34%
Expenses, net of indirect expenses                         1.41%               2.28%                2.28%                 1.29%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     195%                195%                 195%                  195%

1. For the period from September 1, 1999 (commencement of operations) to July
31, 2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

18  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer  Trinity  Core Fund (the Fund) is  registered  under the  Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
The Fund's  investment  objective is to seek  long-term  growth of capital.  The
Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales  charge.  Class B and Class C shares are sold  without a  front-end  sales charge but may be subject to a contingent deferred sales charge (CDSC).  Class Y shares are sold to certain  institutional  investors  without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets  and  voting  privileges,  except  that each  class has its own  expenses directly  attributable to that class and exclusive voting rights with respect to matters  affecting  that class.  Classes A, B and C have  separate  distribution and/or service plans. No such plan has been adopted for Class Y shares.  Class B shares will automatically  convert to Class A shares six years after the date of purchase.  The  following  is  a  summary  of  significant  accounting  policies consistently followed by the Fund.

SECURITIES  VALUATION Securities listed or traded on National Stock Exchanges or other  domestic or foreign  exchanges are valued based on the last sale price of the security  traded on that  exchange  prior to the time when the Fund's assets are valued.  In the absence of a sale,  the  security is valued at the last sale price on the prior  trading  day,  if it is within the spread of the closing bid and asked prices,  and if not, at the closing bid price.  Securities  (including restricted securities) for which quotations are not readily available are valued
primarily  using  dealer-supplied   valuations,   a  portfolio  pricing  service
authorized  by the Board of  Trustees,  or at their  fair  value.  Fair value is determined  in good  faith  under  consistently  applied  procedures  under  the supervision  of the Board of  Trustees.  Short-term  "money  market  type"  debt securities  with  remaining  maturities  of  sixty  days or less are  valued  at amortized cost (which approximates market value.)

REPURCHASE  AGREEMENTS  The Fund requires the custodian to take  possession,  to have  legally  segregated  in the Federal  Reserve  Book Entry System or to have segregated  within the custodian's  vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of  purchase.  If the seller of the agreement  defaults and the value of the collateral  declines,  or if the seller  enters  an  insolvency  proceeding,  realization  of  the  value  of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME,  EXPENSES,  GAINS AND LOSSES Income,  expenses (other than those attributable to a specific class), gains and losses are allocated daily to each  class  of  shares  based  upon  the  relative  proportion  of  net  assets represented  by  such  class.  Operating  expenses  directly  attributable  to a specific class are charged against the operations of that class.

FEDERAL  TAXES The Fund  intends to continue to comply  with  provisions  of the
Internal  Revenue Code  applicable  to  regulated  investment  companies  and to distribute  all of its  taxable  income,  including  any  net  realized  gain on investments  not  offset by loss  carryovers,  to  shareholders.  Therefore,  no federal  income or excise tax  provision is required.  As of July 31, 2000,  the
Fund had  available  for  federal  income tax  purposes an unused  capital  loss carryover as follows:

     Expiring
--------------
         2008      $41,424

TRUSTEES'  COMPENSATION The Fund has adopted an unfunded retirement plan for the
Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

The Board of Trustees has adopted a deferred  compensation  plan for independent trustees that enables  trustees to elect to defer receipt of all or a portion of annual  compensation they are entitled to receive from the Fund. Under the plan, the  compensation  deferred is  periodically  adjusted  as though an  equivalent amount  had been  invested  for the Board of  Trustees  in shares of one or more
Oppenheimer  funds  selected  by the  trustee.  The amount  paid to the Board of
Trustees  under the plan will be determined  based upon the  performance  of the selected  funds.  Deferral of trustees'  fees under the plan will not affect the net  assets of the Fund,  and will not  materially  affect  the  Fund's  assets, liabilities or net investment income per share.

19  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

1.  SIGNIFICANT ACCOUNTING POLICIES Continued
DIVIDENDS AND  DISTRIBUTIONS  TO  SHAREHOLDERS  Dividends and  distributions  to shareholders,  which are determined in accordance  with income tax  regulations, are recorded on the ex-dividend date.

CLASSIFICATION  OF DIVIDENDS AND  DISTRIBUTIONS  TO SHAREHOLDERS  Net investment income (loss) and net realized  gain (loss) may differ for  financial  statement and tax purposes.  The character of dividends and distributions  made during the fiscal year from net investment income or net realized gains may differ from its ultimate  characterization for federal income tax purposes.  Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may  differ  from the  fiscal  year in which  the  income or  realized  gain was recorded by the Fund.

The Fund adjusts the  classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.  Accordingly, during the period ended
July 31, 2000,  amounts have been  reclassified to reflect a decrease in paid-in capital of $4,383.  Overdistributed  net investment  income was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

EXPENSE OFFSET  ARRANGEMENTS  Expenses paid indirectly  represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER  Investment  transactions  are accounted for as of trade date and dividend income is recorded on the  ex-dividend  date.  Certain  dividends  from  foreign securities  will be recorded as soon as the Fund is informed of the  dividend if such information is obtained  subsequent to the ex-dividend date. Realized gains and losses on  investments  and unrealized  appreciation  and  depreciation  are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial  statements in conformity  with generally  accepted accounting principles requires management to make estimates and assumptions that affect  the  reported  amounts  of assets  and  liabilities  and  disclosure  of contingent  assets and  liabilities at the date of the financial  statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

20  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class.  Transactions  in shares of beneficial  interest were as follows:

                                                     PERIOD ENDED JULY 31, 2000(1)
                                             -------------------------------------
                                                     SHARES                AMOUNT
----------------------------------------------------------------------------------
CLASS A

Sold                                                609,011      $      6,086,888
Dividends and/or distributions reinvested                60                   591
Redeemed                                            (44,274)             (452,476)
                                             --------------      -----------------
Net increase                                        564,797      $      5,635,003
                                             ===============     =================

----------------------------------------------------------------------------------
CLASS B
Sold                                                144,748      $      1,443,834
Dividends and/or distributions reinvested                23                   221
Redeemed                                            (31,320)             (311,908)
                                             ---------------     -----------------
Net increase                                        113,451      $      1,132,147
                                             ===============     =================

----------------------------------------------------------------------------------
CLASS C
Sold                                                102,346      $      1,021,691
Dividends and/or distributions reinvested                --                    --
Redeemed                                             (5,847)              (58,276)
                                             ---------------     -----------------
Net increase                                         96,499      $        963,415
                                             ===============     =================

----------------------------------------------------------------------------------
CLASS Y
Sold                                                     --      $             --
Dividends and/or distributions reinvested                --                    --
Redeemed                                                 --                    --
                                             ---------------     -----------------
Net increase                                             --      $             --
                                             ===============     =================

1.  For the period from September 1, 1999  (commencement  of operations) to
July 31, 2000.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate  cost of purchases and proceeds  from sales of  securities,  other
than  short-term  obligations,   for  the  period  ended  July  31,  2000,  were
$16,578,030 and $9,160,086, respectively.

As of July 31, 2000,  unrealized  appreciation  (depreciation)  based on cost of securities for federal income tax purposes of $7,644,429 was:

Gross unrealized appreciation             $ 540,086
Gross unrealized depreciation              (259,745)
                                          ----------
Net unrealized appreciation               $ 280,341
                                          ==========

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT  FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200  million of average  annual net assets of the Fund,  0.72% of the next  $200  million,  0.69% of the next  $200  million,  0.66% of the next  $200 million,  and 0.60% of average annual net assets in excess of $800 million.  The
Fund's  management fee for the period ended July 31, 2000 was an annualized rate of 0.75%, before any waiver by the Manager if applicable.

21  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
TRANSFER AGENT FEES OppenheimerFunds  Services (OFS), a division of the Manager, acts  as the  transfer  and  shareholder  servicing  agent  for  the  Fund on an
"at-cost" basis.  OFS also acts as the transfer and shareholder  servicing agent for the other Oppenheimer funds.

SUB-ADVISOR FEES The Manager pays Trinity Investment Management Corporation (the
Sub-Advisor)  based on the fee  schedule  set forth in the  Prospectus.  For the period ended July 31, 2000, the Manager paid $9,009 to the Sub-Advisor.

DISTRIBUTION  AND SERVICE  PLAN FEES Under its General  Distributor's  Agreement
with the Manager,  the Distributor acts as the Fund's  principal  underwriter in the continuous public offering of the different classes of shares of the Fund.

The  compensation  paid to (or  retained  by) the  Distributor  from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

----------------- --------------------- ------------------ ----------------- ----------------- ----------------
                   AGGREGATE FRONT-END   CLASS A            COMMISSIONS ON    COMMISSIONS ON    COMMISSIONS ON
                   SALES CHARGES ON      FRONT-END SALES    CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                   CLASS A SHARES        CHARGES RETAINED   ADVANCED BY       ADVANCED BY       ADVANCED BY
PERIOD ENDED                             BY DISTRIBUTOR     DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
------------------ --------------------- ------------------ ----------------- ----------------- ----------------

July 31, 2000          $34,708              $11,659           $11,312           $33,629           $7,704
------------------ --------------------- ------------------ ----------------- ----------------- ----------------

1.       THE  DISTRIBUTOR  ADVANCES  COMMISSION  PAYMENTS TO DEALERS FOR CERTAIN
         SALES  OF CLASS A SHARES  AND FOR  SALES OF CLASS B AND  CLASS C SHARES
         FROM ITS OWN RESOURCES AT THE TIME OF SALE.

------------------- ----------------------- ---------------------- -----------------------
                    CLASS A CONTINGENT      CLASS B CONTINGENT     CLASS C CONTINGENT
                    DEFERRED SALES          DEFERRED SALES         DEFERRED SALES
                    CHARGES RETAINED BY     CHARGES RETAINED BY    CHARGES RETAINED BY
PERIOD ENDED        DISTRIBUTOR             DISTRIBUTOR            DISTRIBUTOR
------------------- ----------------------- ---------------------- -----------------------

July 31, 2000              $--                     $--                    $--
------------------- ----------------------- ---------------------- -----------------------

The Fund has  adopted a Service  Plan for Class A shares  and  Distribution  and
Service Plans for Class B and Class C shares under Rule 12b-1 of the  Investment
Company  Act.  Under  those  plans  the Fund pays the  Distributor  for all or a portion  of its  costs  incurred  in  connection  with the  distribution  and/or servicing of the shares of the particular class.

CLASS A SERVICE  PLAN FEES  Under the  Class A  service  plan,  the  Distributor currently  uses the fees it receives  from the Fund to pay brokers,  dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average  annual net assets  consisting of Class A shares of the Fund.  For the  period  ended July 31,  2000,  payments under the Class A plan totaled  $4,334 prior to Manager  waivers if  applicable, all of which  were  paid by the  Distributor  to  recipients.  Any  unreimbursed expenses  the  Distributor  incurs with  respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES Under each plan,  service fees and distribution fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the  close of each  regular business  day during the period.  The Class B and Class C plans  provide for the
Distributor  to  be  compensated  at a  flat  rate,  whether  the  Distributor's distribution  expenses  are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The  Distributor  retains the  asset-based  sales charge on Class B shares.  The
Distributor  retains the  asset-based  sales charge on Class C shares during the first year the shares are outstanding.  The asset-based sales charges on Class B and Class C shares  allow  investors  to buy shares  without a  front-end  sales charge while  allowing the  Distributor  to  compensate  dealers that sell those shares.

22  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
The  Distributor's  actual expenses in selling Class B and Class C shares may be more than the payments it receives from the  contingent  deferred  sales charges collected on redeemed shares and  asset-based  sales charges from the Fund under the plans.  If any plan is  terminated  by the Fund,  the Board of Trustees  may allow the Fund to  continue  payments  of the  asset-based  sales  charge to the
Distributor for  distributing  shares before the plan was terminated.  The plans allow for the  carry-forward  of  distribution  expenses,  to be recovered  from asset-based sales charges in subsequent fiscal periods.

----------------------------------------------------------------------------------------------------------------------
           DISTRIBUTION  FEES PAID TO THE  DISTRIBUTOR FOR THE PERIOD ENDED JULY
31, 2000, WERE AS FOLLOWS:
----------------------------------------------------------------------------------------------------------------------
                                                                                              DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER PLAN                   CLASS
------------------- --------------------- ---------------------- ---------------------------- ------------------------

CLASS B PLAN               $3,507                $3,265                    $37,105                      3.20%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS C PLAN                2,923                  2,632                    11,972                     1.21
------------------- --------------------- ---------------------- ---------------------------- ------------------------

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency  purposes  including, without limitation,  funding of shareholder  redemptions provided asset coverage for  borrowings  exceeds  300%.  The Fund has entered  into an  agreement  which enables it to participate with other  Oppenheimer  funds in an unsecured line of credit with a bank, which permits  borrowings up to $400 million,  collectively.
Interest is charged to each fund,  based on its  borrowings,  at a rate equal to the  Federal  Funds Rate plus 0.45%.  Borrowings  are payable 30 days after such loan is  executed.  The Fund  also pays a  commitment  fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08%
per annum.

The Fund had no borrowings outstanding during the period ended July 31, 2000.

FINANCIAL HIGHLIGHTS
                                                          CLASS A             CLASS B              CLASS C               CLASS Y
                                                     -----------------    ----------------    -----------------   ------------------

                                                     PERIOD ENDED         PERIOD ENDED        PERIOD ENDED         PERIOD ENDED
                                                     JULY 31, 2000 (1)    JULY 31, 2000 (1)   JULY 31, 2000 (1)    JULY 31, 2000 (1)

-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $10.00              $10.00               $10.00                $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .02                (.02)                (.03)                  .05
Net realized and unrealized gain                             .30                 .25                  .27                   .28
                                                -----------------    ----------------    -----------------    ------------------
Total gain from investment operations                        .32                 .23                  .24                   .33

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          -- (2)              -- (2)               --                    -- (2)
Dividends in excess of net investment income                (.02)               (.01)                  --                  (.03)
                                                -----------------    ----------------    -----------------    ------------------
Total dividends and/or distributions
to shareholders                                             (.02)               (.01)                  --                  (.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $10.30              $10.22               $10.24                $10.30
                                                =================    ================    =================    ==================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        3.18%               2.31%                2.40%                 3.26%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $5,918              $1,160                 $989                    $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $3,959               $ 386                 $322                    $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               0.14%              (0.73)%              (0.73)%                0.26%
Expenses                                                   1.46%               2.33%                2.33%                 1.34%
Expenses, net of indirect expenses                         1.41%               2.28%                2.28%                 1.29%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     195%                195%                 195%                  195%

1. For the period from September 1, 1999 (commencement of operations) to July
31, 2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

                                   Appendix A

                                  S&P 500 Index
                     11 Economic Sectors, 34 Industry Groups

                  Basic Materials                                      Miscellaneous
                  Chemicals                                            Miscellaneous
                  Forest Products
                  Metals

                                                                       Technology
                                                                       Computer Hardware
                  Consumer Staples                                     Computer Software
                  Food/Bev/Tobacco                                     Electronics
                  Household Products
                  Food & Drug Retail

                                                                       Consumer Cyclicals
                                                                       Retail/Merchandise
                  Health Care                                          Entertainment
                  Drugs                                                Building Materials
                  Hospital/Hospital Supply                             Lodging & Restaurant
                                                                       Publishing
                                                                       Consumer Durables
                                                                       Retail/Clothing
                  Transportation
                  Automotive
                  Transportation
                  Auto Parts                                           Finance
                                                                       Consumer Finance
                                                                       Money Center Banks
                                                                       Insurance
                  Capital Goods                                        Regional Banks
                  Electric Equipment
                  Aerospace
                  Machinery
                                                                       Utilities
                                                                       Telephones
                                                                       Electric Utilities
                  Energy                                               Gas & Water
                  Integrated Oils
                  Oil Products/Svcs

                                      B-11
                                   Appendix B

         OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the  Oppenheimer  funds  or  the  contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the  economies  of sales efforts realized by OppenheimerFunds  Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds.  For example,  waivers  relating to Retirement  Plans do not apply to Oppenheimer  municipal funds, because  shares of those funds are not  available  for  purchase  by or on behalf of  retirement  plans.  Other  waivers  apply only to shareholders of certain funds.

For the  purposes of some of the  waivers  described  below and in the  Prospectus  and  Statement  of  Additional  Information  of the
applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)      plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2)      non-qualified deferred compensation plans,
(3)      employee benefit plans3
(4)      Group Retirement Plans4
(5)      403(b)(7) custodial plan accounts
(6)      Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation of these provisions as to the applicability of a special  arrangement or waiver in a particular case is in the sole discretion  of the  Distributor  or the  transfer  agent  (referred  to in this  document as the  "Transfer  Agent") of the  particular
Oppenheimer  fund.  These  waivers  and  special  arrangements  may be amended or  terminated  at any time by a  particular  fund,  the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.       Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases  of Class A Shares of  Oppenheimer  Funds  That Are Not  Subject to  Initial  Sales  Charge but May Be Subject to the Class A
Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial  sales charge on purchases of Class A shares of any of the  Oppenheimer  funds in the cases listed  below.
However,  these  purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months of the end of the calendar month of their purchase,  as described in the Prospectus (unless a waiver described  elsewhere in this Appendix applies to the  redemption).  Additionally,  on shares  purchased  under these waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the  applicable  concession  described in the Prospectus  under "Class A Contingent  Deferred Sales
Charge."5 This waiver provision applies to:
-        Purchases of Class A shares aggregating $1 million or more.
-        Purchases of Class A shares by a  Retirement  Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-        Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)      through a broker,  dealer, bank or registered  investment adviser that has made special  arrangements with the Distributor for those purchases, or
(2)      by a direct rollover of a distribution  from a qualified  Retirement Plan if the  administrator  of that Plan has made special arrangements with the Distributor for those purchases.
     -   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)      The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement  Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill
                      Lynch,  the Plan must have $3 million  or more of its  assets  invested  in (a)  mutual  funds,  other than those advised or managed by Merrill  Lynch  Investment  Management,  L.P.  ("MLIM"),  that are made  available  under a
                      Service  Agreement  between Merrill Lynch and the mutual fund's  principal  underwriter or  distributor,  and (b)
                      funds  advised  or  managed  by  MLIM  (the  funds  described  in (a)  and (b)  are  referred  to as  "Applicable
                      Investments").
(2)      The record  keeping for the  Retirement  Plan is performed on a daily  valuation  basis by a record keeper whose  services are provided under a contract or  arrangement  between the  Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch,  the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3)      The record  keeping for a Retirement  Plan is handled  under a service  agreement  with Merrill Lynch and on the date the plan sponsor  signs that  agreement,  the Plan has 500 or more eligible  employees (as  determined by the Merrill Lynch plan conversion manager).
      -  Purchases by a Retirement  Plan whose  record  keeper had a  cost-allocation  agreement  with the Transfer  Agent on or before
         March 1, 2001.

II.      Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares  purchased by the following  investors are not subject to any Class A sales charges (and no concessions  are paid by the
Distributor on such purchases):
-        The Manager or its affiliates.
-        Present or former officers,  directors,  trustees and employees (and their "immediate  families") of the Fund, the Manager and its affiliates,  and retirement  plans  established by them for their employees.  The term "immediate  family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters, sons- and daughters-in-law,  a
         sibling's  spouse,  a  spouse's  siblings,   aunts,  uncles,  nieces  and  nephews;   relatives  by  virtue  of  a  remarriage
         (step-children, step-parents, etc.) are included.
-        Registered management  investment companies,  or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement plans for their employees.
-        Employees and registered  representatives (and their spouses) of dealers or brokers described above or financial  institutions that have entered into sales  arrangements  with such dealers or brokers (and which are identified as such to the Distributor)
         or with the  Distributor.  The purchaser must certify to the  Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-        Dealers,  brokers,  banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically  for the use of shares of the Fund in particular  investment  products  made  available to their  clients.  Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
-        Investment  advisors and financial  planners who have entered into an agreement for this purpose with the  Distributor and who charge an  advisory,  consulting  or other fee for their  services  and buy shares for their own  accounts or the  accounts of their clients.
-        "Rabbi  trusts"  that buy  shares  for  their  own  accounts,  if the  purchases  are made  through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-        Clients of  investment  advisors or  financial  planners  (that have  entered  into an  agreement  for this  purpose  with the
         Distributor)  who buy shares for their own accounts may also purchase  shares  without sales charge but only if their accounts are linked to a master  account of their  investment  advisor or  financial  planner on the books and  records of the  broker, agent or financial  intermediary  with which the Distributor has made such special  arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-        Directors,  trustees,  officers or full-time  employees of OpCap  Advisors or its  affiliates,  their  relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-        Accounts for which Oppenheimer  Capital (or its successor) is the investment  advisor (the Distributor must be advised of this arrangement)  and  persons who are  directors  or  trustees  of the  company or trust  which is the  beneficial  owner of such accounts.
-        A unit investment trust that has entered into an appropriate agreement with the Distributor.
-        Dealers,  brokers,  banks, or registered  investment advisers that have entered into an agreement with the Distributor to sell shares to  defined  contribution  employee  retirement  plans for which the  dealer,  broker or  investment  adviser  provides administration services.
-        Retirement  Plans and  deferred  compensation  plans and trusts  used to fund  those  plans  (including,  for  example,  plans qualified or created  under  sections  401(a),  401(k),  403(b) or 457 of the Internal  Revenue  Code),  in each case if those purchases  are made  through a broker,  agent or other  financial  intermediary  that has made special  arrangements  with the
         Distributor for those purchases.
-        A TRAC-2000  401(k) plan  (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were  exchanged  for Class A shares of that Fund due to the  termination  of the Class B and Class C  TRAC-2000 program on November 24, 1995.
-        A qualified  Retirement  Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former
         Quest for Value Funds at net asset value,  with such shares to be held through  DCXchange,  a sub-transfer  agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the
Distributor on such purchases):
     -   Shares issued in plans of  reorganization,  such as mergers,  asset  acquisitions and exchange offers,  to which the Fund is a party.
-        Shares purchased by the reinvestment of dividends or other  distributions  reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which  reinvestment  arrangements have been made with the
         Distributor.
-        Shares  purchased  through a  broker-dealer  that has  entered  into a special  agreement  with the  Distributor  to allow the broker's  customers to purchase and pay for shares of Oppenheimer  funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund  (other  than a fund  managed by the  Manager or any of its  subsidiaries)  on which an initial  sales charge or contingent  deferred  sales charge was paid.  This waiver also applies to shares  purchased by exchange of shares of
         Oppenheimer  Money Market Fund,  Inc. that were purchased and paid for in this manner.  This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-        Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
-        Shares  purchased by the  reinvestment  of loan  repayments by a participant in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent  deferred  sales  charge is also waived if shares that would  otherwise  be subject to the  contingent  deferred sales charge are redeemed in the following cases:
     -   To make  Automatic  Withdrawal  Plan  payments  that are limited  annually to no more than 12% of the account  value  adjusted annually.
-        Involuntary  redemptions  of  shares by  operation  of law or  involuntary  redemptions  of small  accounts  (please  refer to
         "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
-        For  distributions  from  Retirement  Plans,  deferred  compensation  plans or other  employee  benefit  plans  for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal  Revenue Code) of the participant or  beneficiary.  The death or disability must occur after the participant's account was established.
(2)      To return excess contributions.
(3)      To return contributions made due to a mistake of fact.
(4)      Hardship withdrawals, as defined in the plan.6
(5)      Under a Qualified  Domestic  Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.
(9)      Separation from service.7
(10)     Participant-directed  redemptions  to  purchase  shares of a mutual  fund  (other  than a fund  managed  by the  Manager  or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
(11)     Plan   termination   or   "in-service   distributions,"   if  the   redemption   proceeds  are  rolled  over  directly  to  an
                OppenheimerFunds-sponsored IRA.
     -   For  distributions  from 401(k)  plans  sponsored  by  broker-dealers  that have  entered  into a special  agreement  with the
         Distributor allowing this waiver.

III.   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will not be applied to shares  purchased  in certain  types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-        Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
-        Redemptions  from accounts other than Retirement  Plans  following the death or disability of the last surviving  shareholder, including a trustee of a grantor  trust or  revocable  living  trust for which the trustee is also the sole  beneficiary.  The death or disability must have occurred after the account was  established,  and for disability you must provide  evidence of a determination of disability by the Social Security Administration.
-        Distributions  from accounts for which the  broker-dealer of record has entered into a special  agreement with the Distributor allowing this waiver.
-        Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill
         Lynch or an independent record keeper under a contract with Merrill Lynch.
-        Redemptions of Class C shares of Oppenheimer  U.S.  Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.
     -   Redemptions,  requested  in writing by a  Retirement  Plan  sponsor,  of Class C shares of an  Oppenheimer  fund in amounts of
         $500,000  or more and made  more  than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C  shares,  if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
-        Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal  Revenue Code) of the participant or  beneficiary.  The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)      To return excess contributions made to a participant's account.
(3)      To return contributions made due to a mistake of fact.
(4)      To make hardship withdrawals, as defined in the plan.9
(5)      To make  distributions  required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.10
(9)      On account of the participant's separation from service.11
(10)     Participant-directed  redemptions  to  purchase  shares of a mutual  fund  (other  than a fund  managed  by the  Manager  or a subsidiary  of the  Manager)  offered  as an  investment  option  in a  Retirement  Plan if the  plan  has  made  special arrangements with the Distributor.
(11)     Distributions  made on account of a plan  termination or  "in-service"  distributions,  if the redemption  proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)     For distributions from a participant's  account under an Automatic  Withdrawal Plan after the participant  reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         (13)   Redemptions of Class B shares under an Automatic  Withdrawal  Plan for an account other than a Retirement  Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         (14)   For distributions from 401(k) plans sponsored by broker-dealers  that have entered into a special  arrangement with the
                Distributor allowing this waiver.
         -    Redemptions  of Class B shares  or Class C shares  under an  Automatic  Withdrawal  Plan  from an  account  other  than a
Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-        Shares sold to the Manager or its affiliates.
-        Shares sold to registered  management  investment  companies or separate  accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.
-        Shares issued in plans of reorganization to which the Fund is a party.
-        Shares sold to present or former officers,  directors,  trustees or employees (and their "immediate families" as defined above in Section  I.A.) of the Fund,  the  Manager  and its  affiliates  and  retirement  plans  established  by them for their employees.

IV.      Special Sales Charge  Arrangements for  Shareholders of Certain  Oppenheimer  Funds Who Were  Shareholders of Former Quest for
         Value Funds

The  initial  and  contingent  deferred  sales  charge  rates and  waivers  for Class A,  Class B and Class C shares  described  in the
Prospectus or Statement of Additional  Information of the  Oppenheimer  funds are modified as described  below for certain  persons who were  shareholders  of the former Quest for Value Funds.  To be eligible,  those  persons must have been  shareholders  on November 24,
1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

Oppenheimer Quest Value Fund, Inc.                         Oppenheimer Small Cap Value Fund
Oppenheimer Quest Balanced Value Fund                      Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund

         These  arrangements  also apply to  shareholders  of the  following  funds when they merged  (were  reorganized)  into various
Oppenheimer funds on November 24, 1995:

  Quest for Value U.S. Government Income Fund               Quest for Value New York Tax-Exempt Fund
  Quest for Value Investment Quality Income Fund            Quest for Value National Tax-Exempt Fund
  Quest for Value Global Income Fund                        Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this  Appendix as the "Former  Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
      -    acquired by such  shareholder  pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for
           Value Funds, or
      -    purchased by such shareholder by exchange of shares of another  Oppenheimer  fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

         - -  Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and  Associations.  The following  table sets forth the initial sales charge rates for Class A shares  purchased by members  of  "Associations"  formed for any  purpose  other  than the  purchase  of  securities.  The rates in the table  apply if that
Association  purchased  shares of any of the Former  Quest for Value  Funds or  received a proposal  to  purchase  such shares from OCC
Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of                      Initial Sales                Initial Sales Charge         Concession
Eligible Employees             Charge as a %                as a % of Net                as % of
or Members                     of Offering Price            Amount Invested              Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                     2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more  2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

         For purchases by Associations  having 50 or more eligible employees or members,  there is no initial sales charge on purchases of Class A shares,  but those shares are subject to the Class A contingent  deferred sales charge  described in the  applicable  fund's
Prospectus.

         Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an  Association,  or the sales  charge rate that applies  under the Right of  Accumulation  described  in the  applicable fund's  Prospectus and Statement of Additional  Information.  Individuals  who qualify under this  arrangement for reduced sales charge rates as members of  Associations  also may purchase  shares for their  individual or custodial  accounts at these reduced sales charge rates, upon request to the Distributor.

         - -  Waiver of Class A Sales Charges for Certain  Shareholders.  Class A shares  purchased by the following  investors are not subject to any Class A initial or contingent deferred sales charges:
              -   Shareholders who were  shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
              -   Shareholders  who  acquired  shares of any  Former  Quest for Value  Fund by merger of any of the  portfolios  of the
                  Unified Funds.

         - -  Waiver of Class A  Contingent  Deferred  Sales Charge in Certain  Transactions.  The Class A  contingent  deferred  sales charge will not apply to redemptions of Class A shares purchased by the following  investors who were  shareholders of any Former Quest for Value Fund:

         Investors  who purchased  Class A shares from a dealer that is or was not permitted to receive a sales load or redemption  fee imposed on a shareholder  with whom that dealer has a fiduciary  relationship,  under the Employee  Retirement  Income  Security Act of
1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         - -  Waivers for  Redemptions of Shares  Purchased  Prior to March 6, 1995. In the following  cases,  the contingent  deferred sales charge will be waived for  redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
-        withdrawals  under an automatic  withdrawal  plan holding only either Class B or Class C shares if the annual  withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
-        liquidation  of a  shareholder's  account if the  aggregate  net asset  value of shares  held in the  account is less than the required minimum value of such accounts.

         - -  Waivers for  Redemptions  of Shares  Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases,  the  contingent  deferred  sales charge will be waived for  redemptions of Class A, Class B or Class C shares of an Oppenheimer fund.  The  shares  must have been  acquired  by the  merger of a Former  Quest  for Value  Fund into the fund or by  exchange  from an
Oppenheimer  fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
-        redemptions  following the death or disability of the  shareholder(s)  (as evidenced by a determination of total disability by the U.S. Social Security Administration);
-        withdrawals  under an automatic  withdrawal plan (but only for Class B or Class C shares) where the annual  withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
         -        liquidation  of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A  shareholder's  account will be credited with the amount of any  contingent  deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this  section if the  proceeds are invested in the same
Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V.   Special Sales Charge  Arrangements  for  Shareholders of Certain  Oppenheimer  Funds Who Were  Shareholders of Connecticut  Mutual
Investment Accounts, Inc.

The  initial and  contingent  deferred  sale  charge  rates and  waivers  for Class A and Class B shares  described  in the  respective
Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund  shareholders  who were  shareholders of the following funds (referred to as the "Former
Connecticut  Mutual Funds") on March 1, 1996,  when  OppenheimerFunds,  Inc.  became the investment  adviser to the Former  Connecticut
Mutual Funds:

Connecticut Mutual Liquid Account                             Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account              CMIA LifeSpan Capital Appreciation Account
Connecticut Mutual Income Account                             CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account                             CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

         -    Class A Contingent  Deferred Sales Charge.  Certain  shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make  additional  purchases of Class A shares at net asset value  without a Class A initial  sales  charge, but subject to the Class A  contingent  deferred  sales  charge that was in effect  prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC,  if any of those shares are redeemed  within one year of purchase,  they will be assessed a 1% contingent deferred  sales charge on an amount equal to the current market value or the original  purchase price of the shares sold,  whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
(1)      persons whose  purchases of Class A shares of a Fund and other Former  Connecticut  Mutual Funds were $500,000  prior to March
                18, 1996, as a result of direct purchases or purchases  pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2)      persons  whose  intended  purchases  under a Statement  of Intention  entered  into prior to March 18,  1996,  with the former general  distributor  of the Former  Connecticut  Mutual  Funds to  purchase  shares  valued at $500,000 or more over a
                13-month  period  entitled  those  persons to purchase  shares at net asset value  without being subject to the Class A initial sales charge.

         Any of the Class A shares of a Fund and the other  Former  Connecticut  Mutual  Funds that were  purchased  at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         -    Class A Sales Charge Waivers.  Additional Class A shares of a Fund may be purchased  without a sales charge,  by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)      any purchaser,  provided the total initial  amount  invested in the Fund or any one or more of the Former  Connecticut  Mutual
                Funds totaled $500,000 or more, including  investments made pursuant to the Combined Purchases,  Statement of Intention and Rights of Accumulation  features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2)      any  participant in a qualified  plan,  provided that the total initial amount  invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)      Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4)      employee benefit plans sponsored by Connecticut  Mutual Financial  Services,  L.L.C.  ("CMFS"),  the prior  distributor of the
                Former Connecticut Mutual Funds, and its affiliated companies;
(5)      one or more members of a group of at least 1,000  persons (and persons who are retirees  from such group)  engaged in a common business,  profession,  civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)      an institution acting as a fiduciary on behalf of an individual or individuals,  if such institution was directly  compensated by the  individual(s)  for  recommending  the  purchase  of the  shares  of the  Fund or any one or more of the  Former
                Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases  of Class A shares made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former  Connecticut
Mutual Funds described above.

         Additionally,  Class A shares of a Fund may be purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by  Connecticut  Mutual Life  Insurance  Company  through the Panorama  Separate  Account  which is beyond the applicable  surrender  charge  period and which was used to fund a  qualified  plan,  if that holder  exchanges  the  variable  annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the  Prospectus  and in this  Appendix,  above,  the  contingent  deferred sales charge will be waived for  redemptions  of Class A and Class B shares of a Fund and  exchanges  of Class A or Class B shares of a Fund into Class A or
Class B shares  of a Former  Connecticut  Mutual  Fund  provided  that the  Class A or  Class B shares  of the Fund to be  redeemed  or exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were  acquired by exchange  from an  Oppenheimer  fund that was a Former
Connecticut  Mutual Fund.  Additionally,  the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18,
1996:
(1)      by the estate of a deceased shareholder;
(2)      upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)      for retirement  distributions  (or loans) to participants  or  beneficiaries  from  retirement  plans qualified under Sections
                401(a) or  403(b)(7)of  the Code, or from IRAs,  deferred  compensation  plans created under Section 457 of the Code, or other employee benefit plans;
(4)      as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)      in whole or in part,  in  connection  with shares sold to any state,  county,  or city,  or any  instrumentality,  department, authority,  or  agency  thereof,  that is  prohibited  by  applicable  investment  laws from  paying a sales  charge or concession in connection with the purchase of shares of any registered investment management company;
(6)      in connection with the redemption of shares of the Fund due to a combination  with another  investment  company by virtue of a merger, acquisition or similar reorganization transaction;
(7)      in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)      in connection with automatic  redemptions of Class A shares and Class B shares in certain  retirement  plan accounts  pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)      as  involuntary  redemptions  of  shares  by  operation  of law,  or under  procedures  set forth in the  Fund's  Articles  of
                Incorporation, or as adopted by the Board of Directors of the Fund.

VI.      Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund,  Oppenheimer U.S. Government Trust,  Oppenheimer Strategic Income Fund and Oppenheimer
Capital  Income  Fund who  acquired  (and still  hold)  shares of those  funds as a result of the  reorganization  of series of Advance
America Funds,  Inc. into those  Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

Oppenheimer  Convertible  Securities  Fund  (referred  to as the "Fund" in this  section)  may sell  Class M shares at net asset  value without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996,  owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-        the Manager and its affiliates,
-        present or former  officers,  directors,  trustees  and  employees  (and their  "immediate  families" as defined in the Fund's
         Statement of Additional  Information) of the Fund, the Manager and its affiliates,  and retirement  plans  established by them or the prior investment advisor of the Fund for their employees,
-        registered  management  investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-        dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement plans for their employees,
-        employees and  registered  representatives  (and their  spouses) of dealers or brokers  described in the preceding  section or financial  institutions  that have entered into sales  arrangements  with those dealers or brokers (and whose identity is made known to the  Distributor)  or with the  Distributor,  but only if the purchaser  certifies to the  Distributor at the time of purchase that the purchaser meets these qualifications,
-        dealers,  brokers,  or registered  investment  advisors that had entered into an agreement  with the  Distributor or the prior distributor  of the Fund  specifically  providing  for the use of Class M shares of the Fund in specific  investment  products made available to their clients, and
-        dealers,  brokers or  registered  investment  advisors  that had  entered  into an  agreement  with the  Distributor  or prior distributor  of the Fund's  shares to sell  shares to defined  contribution  employee  retirement  plans for which the dealer, broker, or investment advisor provides administrative services..

Oppenheimer Trinity Core FundSM

Internet Web Site:
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Sub-Advisor
         Trinity Investment Management Corporation
         301 North Spring Street
         Bellefonte, Pennsylvania 16823

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown & Platt
         1675 Broadway
         New York, New York 10019

1234

PX0211_rev.08.01

--------
1 Ms. Macaskill and Mr. Griffiths are not Directors of Oppenheimer Money Market Fund, Inc. Mr. Griffiths is not a Trustee of
Oppenheimer Discovery Fund.
2. In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term  "Independent  Trustees" in this  Statement of  Additional
Information  refers  to those  Trustees  who are not  "interested  persons"  of the Fund and who do not  have any  direct  or  indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group  Retirement  Plan" means any qualified or  non-qualified  retirement  plan for  employees of a  corporation  or sole proprietorship,  members and employees of a partnership or association or other  organized  group of persons (the members of which may include other groups),  if the group has made special  arrangements with the Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single  investment  dealer, broker or other financial  institution  designated by the group.  Such plans include 457 plans,  SEP-IRAs,  SARSEPs,  SIMPLE plans and
403(b) plans other than plans for public school employees.  The term "Group Retirement Plan" also includes qualified  retirement plans and  non-qualified  deferred  compensation  plans  and IRAs that  purchase  shares of an  Oppenheimer  fund or funds  through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.

5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.

6 This provision does not apply to IRAs.

7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

9 This provision does not apply to IRAs.

10 This provision does not apply to loans from 403(b)(7) custodial plans.

11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.